[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03692
Morgan Stanley Variable Investment Series
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	December 31, 2004

Date of reporting period:	September 30, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Variable Investment Series - Money Market

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		ANNUALIZED YIELD ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (68.4%)
	Asset-Backed - Auto (14.1%)
$8,000	DaimlerChrysler Revolving Auto Conduit LLC	1.61 - 1.78%	10/04/04 - 10/29/04	$7,992,675
6,000	DaimlerChrysler Revolving Auto Conduit Series A1	1.57	10/12/04	5,997,122
12,700	FCAR Owner Trust	1.62 - 1.81	10/15/04 - 12/03/04	12,675,138
14,000	New Center Asset Trust Series A1	1.75 - 1.77	11/03/04 - 11/10/04	13,975,109
				40,640,044

	Asset-Backed - Mortgage (3.0%)
2,570	Mortgage Interest Networking Trust Series A1 P1	1.87	10/01/04	2,570,000
6,000	Mortgage Interest Networking Trust Series Plus	1.77	11/15/04	5,986,800
				8,556,800

	Banking (2.1%)
6,000	Northern Trust Corp.	1.60	10/19/04	5,995,200

	Finance - Automotive (4.5%)
13,000	Toyota Motor Credit Corp.	1.57 - 1.62	10/13/04 - 10/18/04	12,991,505

	Finance - Consumer (4.9%)
14,130	Household Finance Corp.	1.66 - 1.76	10/07/04 - 10/22/04	14,120,801

	Finance - Corporate (4.8%)
13,900	CIT Group Inc.	1.57 - 1.60	10/01/04 - 10/25/04	13,891,760

	Financial Conglomerates (4.9%)
14,200	General Electric Capital Corp.	1.79 - 2.12	01/03/05 - 05/09/05	14,097,931

	Insurance (2.1%)
6,000	ING America Insurance Holdings Inc.	1.67	10/26/04	5,993,042

	International Banks (25.6%)
3,625	ANZ (DE) Inc.	1.81	11/17/04	3,616,481

14,000	Barclays U.S. Funding Corp.	1.80 - 1.83	11/29/04 - 12/08/04	13,955,453
7,000	BNP Paribas Finance Inc.	1.28	11/01/04	6,992,339
6,000	Calyon North America Inc.	1.88	12/27/04	5,972,885
11,600	CBA (Delaware) Finance Inc.	1.86 - 1.87	12/13/04 - 12/15/04	10,559,543
13,700	HBOS Treasury Services plc	1.69 - 1.74	11/23/04 - 11/30/04	13,662,958
14,300	UBS Finance (Delaware) LLC	1.88	10/01/04	14,300,000
5,000	Westpac Capital Corp.	1.38	10/06/04	4,999,049
				74,058,708
	Investment Banks/Brokers (2.4%)
7,000	Citigroup Global Marketing Holdings, Inc.	1.77	11/04/04	6,988,298

	Total Commercial Paper (Cost $197,334,089)			197,334,089

	U.S. Government Agencies (24.5%)
38,750	Federal National Mortgage Assoc.	1.51 - 1.86	10/20/04 - 12/22/04	38,689,652
32,240	Freddie Mac	1.41 - 2.08	10/26/04 - 04/05/05	32,121,428

	Total U.S. Government Agencies (Cost $70,811,080)			70,811,080

	Certificates of Deposit (7.3%)
14,000	First Tennessee Bank N.A.	1.74 - 1.81	11/18/04 - 11/19/04	13,999,807
7,000	Wells Fargo Bank, N.A.	1.60	10/05/04	7,000,000
	Total Certificates of Deposit (Cost $20,999,807)			20,999,807

	Total Investments (Cost $289,144,976) (a)		100.2%	289,144,976

	Liabilities in Excess of Other Assets		(0.2)	(162,345)

	Net Assets		100.0%	$288,982,631

(a)          Cost is the same for federal income tax purposes.

Morgan Stanley Variable Investment Series - Limited Duration Fund

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (43.8%)
	Aerospace & Defense (0.7%)
$155	Lockheed Martin Corp.	8.20%	12/01/09	$184,643
230	Mcdonnell Douglas Corp.	6.875	11/01/06	247,189
195	Northrop Grumman Corp.	4.079	11/16/06	198,199
120	Raytheon Co.	4.85	01/15/11	123,355
50	Raytheon Co.	6.15	11/01/08	54,455
190	Raytheon Co.	6.75	08/15/07	207,943
150	Raytheon Co.	8.30	03/01/10	179,518
				1,195,302

	Air Freight/Couriers (0.1%)
130	Fedex Corp.	2.65	04/01/07	127,951
145	Fedex Corp.	6.875	02/15/06	152,457
				280,408

	Airlines (0.1%)
258	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	266,934

	Auto Parts: O.E.M. (0.2%)
290	Johnson Controls, Inc.	5.00	11/15/06	301,695

	Beverages: Alcoholic (0.2%)
330	Miller Brewing Co. - 144A*	4.25	08/15/08	335,757

	Broadcasting (0.3%)
505	Clear Channel Communications, Inc.	7.65	09/15/10	576,967

	Building Products (0.3%)
145	Masco Corp.	4.625	08/15/07	149,858
310	Masco Corp.	6.75	03/15/06	326,872
				476,730

	Cable/Satellite TV (0.6%)
490	Comcast Cable Communications	6.875	06/15/09	545,171
270	Comcast Corp.	5.85	01/15/10	287,677
150	Cox Communications Inc.	7.75	08/15/06	160,975
				993,823

	Chemicals: Major Diversified (0.1%)
135	ICI Wilmington Inc.	4.375	12/01/08	136,682

	Containers/Packaging (0.0%)
90	Sealed Air Corp. - 144A*	6.95	05/15/09	99,775

	Department Stores (0.9%)
680	Federated Department Stores, Inc.	6.625	09/01/08	746,375
260	May Department Stores Co., Inc.	6.875	11/01/05	271,063
580	May Department Stores Co., Inc. - 144A*	3.95	07/15/07	584,900
				1,602,338

	Discount Stores (0.7%)
1,165	Target Corp.	5.95	05/15/06	1,225,522
100	Target Corp.	7.50	02/15/05	101,822
				1,327,344

	Drugstore Chains (0.5%)
175	CVS Corp.	3.875	11/01/07	177,364
640	CVS Corp.	5.625	03/15/06	665,377
				842,741

	Electric Utilities (2.8%)
580	Appalachian Power Co. (Series G)	3.60	05/15/08	576,683
303	Columbus Southern Power Co.	4.40	12/01/10	302,306
1,050	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	1,092,924
240	Duke Energy Corp.	3.75	03/05/08	241,257
270	Duke Energy Corp.	4.50	04/01/10	274,821
170	Entergy Gulf States, Inc.	3.60	06/01/08	168,196

255	Exelon Corp.	6.75	05/01/11	285,107
570	Pacific Gas & Electric	3.60	03/01/09	563,920
90	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	88,385
1,150	Public Service Electric & Gas Co.	1.695	06/23/06	1,149,868
65	Southern California Edison Co.	5.00	01/15/14	66,233
185	Wisconsin Electric Power Co.	4.50	05/15/13	183,119
				4,992,819

	Electrical Products (0.2%)
295	Cooper Industries Inc.	5.25	07/01/07	309,577

	Environmental Services (0.4%)
60	USA Waste Services, Inc.	7.125	10/01/07	66,237
455	Waste Management, Inc.	6.875	05/15/09	508,647
130	WMX Technologies, Inc.	7.00	10/15/06	139,472
				714,356

	Finance/Rental/Leasing (3.7%)
560	American Honda Finance Corp. - 144A*	3.85	11/06/08	563,539
600	CIT Group Inc.	1.92	11/04/05	601,180
330	CIT Group Inc.	2.875	09/29/06	328,369
630	CIT Group Inc.	6.50	02/07/06	660,242
70	CIT Group Inc.	7.375	04/02/07	76,812
790	Countrywide Home Loans, Inc.	3.25	05/21/08	777,559
230	Ford Motor Credit Co.	6.50	01/25/07	243,742
550	Ford Motor Credit Co.	6.875	02/01/06	575,715
120	General Electric Capital Corp.	4.25	12/01/10	120,615
1,615	General Electric Capital Corp.	5.375	03/15/07	1,700,676
190	International Lease Finance Corp.	3.75	08/01/07	191,199
760	MBNA Corp.	6.125	03/01/13	818,320
				6,657,968

	Financial Conglomerates (4.2%)
295	Bank One Corp. (Series MTNA)	6.00	02/17/09	318,815
475	Bank One NA Illinois	1.80	05/05/06	475,740
410	Bank One NA Illinois	5.50	03/26/07	432,579
150	Chase Manhattan Corp.	6.00	02/15/09	161,957
460	Citicorp	6.375	11/15/08	505,722

220	Citicorp.	6.75	08/15/05	228,024
195	Citigroup Global Markets	1.98	12/12/06	195,052
555	Citigroup Inc.	5.50	08/09/06	580,708
560	Citigroup Inc.	5.75	05/10/06	585,561
880	General Motors Acceptance Corp.	4.50	07/15/06	894,162
1,040	General Motors Acceptance Corp.	6.125	08/28/07	1,096,426
410	ING Security Life Institutional - 144A*	2.70	02/15/07	407,380
315	JP Morgan Chase & Co.	5.25	05/30/07	331,226
515	Pricoa Global Funding I - 144A*	3.90	12/15/08	515,661
340	Prudential Funding LLC (Series MTN) - 144A*	6.60	05/15/08	378,141
475	Prudential Insurance Co. - 144A*	6.375	07/23/06	505,046
				7,612,200

	Food Retail (1.3%)
325	Albertson’s, Inc.	7.50	02/15/11	376,389
1,045	Kroger Co.	7.625	09/15/06	1,130,896
800	Safeway Inc.	6.15	03/01/06	834,326
				2,341,611

	Food: Major Diversified (0.6%)
125	General Mills Inc.	3.875	11/30/07	126,392
315	Kraft Foods Inc.	4.00	10/01/08	317,252
675	Kraft Foods Inc.	5.25	06/01/07	706,859
				1,150,503

	Food: Meat/Fish/Dairy (0.3%)
530	Conagra Foods, Inc.	6.00	09/15/06	557,769

	Forest Products (0.9%)
175	Weyerhaeuser Co.	6.125	03/15/07	186,393
1,205	Weyerhaeuser Co.	6.75	03/15/12	1,353,273
				1,539,666

	Gas Distributors (0.0%)
38	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A* (Qatar)	7.628	09/15/06	40,146

	Home Building (0.1%)
115	Centex Corp.	9.75	06/15/05	120,188

	Home Furnishings (0.1%)
265	Mohawk Industries, Inc. (Class C)	6.50	04/15/07	283,409

	Home Improvement Chains (0.2%)
330	Lowe’s Companies, Inc.	7.50	12/15/05	349,218

	Hotels/Resorts/Cruiselines (0.6%)
250	Hyatt Equities LLC - 144A*	6.875	06/15/07	266,917
535	Marriott International, Inc. (Series D)	8.125	04/01/05	548,983
90	Marriott International, Inc. (Series E)	7.00	01/15/08	98,381
130	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	140,725
				1,055,006

	Industrial Conglomerates (0.7%)
1,100	Honeywell International, Inc.	5.125	11/01/06	1,146,129
30	Honeywell International, Inc.	6.875	10/03/05	31,217
				1,177,346

	Insurance Brokers/Services (0.5%)
800	Marsh & McLennan Companies Inc.	5.375	03/15/07	841,710

	Integrated Oil (0.8%)
640	Amerada Hess Corp.	6.65	08/15/11	707,607
725	Conoco Funding Co. (Canada)	5.45	10/15/06	760,460
				1,468,067

	Investment Banks/Brokers (1.3%)
840	Goldman Sachs Group Inc.	4.125	01/15/08	856,841
35	Lehman Brothers Holdings, Inc.	1.27	04/20/07	35,025
1,210	Lehman Brothers Holdings, Inc.	8.25	06/15/07	1,364,910
				2,256,776

	Investment Managers (1.4%)
2,070	TIAA Global Markets - 144A*	3.875	01/22/08	2,099,514
455	TIAA Global Markets - 144A*	5.00	03/01/07	474,205
				2,573,719
	Life/Health Insurance (2.4%)
1,625	Genworth Financial, Inc.	2.03	06/15/07	1,627,555
645	John Hancock Financial Services, Inc.	5.625	12/01/08	688,868

270	John Hancock Global Funding - 144A*	5.625	06/27/06	281,952
395	John Hancock Global Funding II - 144A*	7.90	07/02/10	467,099
175	MetLife, Inc.	5.25	12/01/06	182,894
1,085	Monumental Global Funding II - 144A*	6.05	01/19/06	1,134,465
				4,382,833

	Major Banks (4.5%)
720	ABN Amro Bank (Netherlands)	1.25	05/11/07	721,537
655	Bank of America Corp.	3.375	02/17/09	645,028
260	Bank of America Corp.	3.875	01/15/08	264,036
445	Bank of America Corp.	4.75	10/15/06	460,458
320	Bank of America Corp.	5.25	02/01/07	335,529
215	Bank of New York (The)	5.20	07/01/07	225,866
1,440	Branch Banking & Trust Corp.	1.87	06/04/07	1,441,138
55	Chase Manhattan Corp.	7.00	11/15/09	62,464
395	FleetBoston Financial Corp.	7.25	09/15/05	412,113
285	Huntington National Bank	2.75	10/16/06	285,060
510	Key Bank NA	7.125	08/15/06	550,936
820	Suntrust Bank Atlanta	7.25	09/15/06	884,780
325	Wachovia Corp.	3.625	02/17/09	322,785
720	Wachovia Corp.	4.95	11/01/06	748,169
330	Wachovia Corp.	6.875	09/15/05	343,008
405	Wells Fargo Co.	1.90	03/03/06	405,663
				8,108,570

	Major Telecommunications (1.6%)
470	Deutsche Telekom International Finance Corp. (Netherlands)	8.50	06/15/10	563,989
1,000	GTE Corp.	6.36	04/15/06	1,050,273
285	Telecom Italia Capital SpA - 144A* (Italy)	4.00	11/15/08	286,871
660	Verizon Global Funding Corp.	6.125	06/15/07	707,584
150	Verizon Global Funding Corp.	7.25	12/01/10	173,171
				2,781,888

	Managed Health Care (1.7%)
465	Aetna, Inc.	7.375	03/01/06	493,096
290	Aetna, Inc.	7.875	03/01/11	342,745
240	Anthem Insurance Companies, Inc. - 144A*	9.125	04/01/10	297,273
495	Anthem, Inc.	4.875	08/01/05	503,045

175	UnitedHealth Group Inc.	4.125	08/15/09	176,451
105	UnitedHealth Group Inc.	5.20	01/17/07	109,763
680	UnitedHealth Group Inc.	7.50	11/15/05	716,290
400	Wellpoint Health Network, Inc.	6.375	06/15/06	422,070
				3,060,733

	Media Conglomerates (0.9%)
440	News America Inc.	4.75	03/15/10	448,220
172	News America Inc.	6.625	01/09/08	187,683
400	Time Warner Inc.	6.15	05/01/07	425,399
465	Time Warner, Inc.	6.125	04/15/06	486,330
				1,547,632

	Motor Vehicles (0.5%)
155	DaimlerChrysler North American Holdings Co.	4.05	06/04/08	156,522
730	DaimlerChrysler North American Holdings Co.	6.40	05/15/06	768,448
				924,970

	Multi-Line Insurance (1.4%)
800	American General Finance Corp.	4.625	09/01/10	809,918
180	American General Finance Corp.	5.875	07/14/06	189,120
250	Equitable Life Assurance Society - 144A*	6.95	12/01/05	261,972
185	Hartford Financial Services Group, Inc.	2.375	06/01/06	183,048
830	Hartford Financial Services Group, Inc.	7.75	06/15/05	858,955
120	Hartford Financial Services Group, Inc.	7.90	06/15/10	141,653
				2,444,666
	Oil & Gas Production (0.5%)
265	Kerr-McGee Corp.	5.875	09/15/06	277,652
265	Kerr-McGee Corp.	6.875	09/15/11	296,853
295	Nexen Inc. (Canada)	5.05	11/20/13	293,407
				867,912

	Oil Refining/Marketing (0.5%)
275	Ashland Inc.	7.83	08/15/05	285,272
550	Marathon Oil Corp.	5.375	06/01/07	577,262
				862,534

	Other Consumer Services (0.2%)
400	Cendant Corp.	6.25	01/15/08	431,500

	Other Metals/Minerals (0.4%)
620	Inco Ltd. (Canada)	7.75	05/15/12	731,563

	Property - Casualty Insurers (0.7%)
580	Allstate Finance Global Funding II - 144A*	2.625	10/22/06	574,340
595	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	601,551
				1,175,891
	Pulp & Paper (0.5%)
275	International Paper Co.	3.80	04/01/08	274,765
280	MeadWestvaco Corp.	2.75	12/01/05	280,086
260	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	285,712
				840,563

	Railroads (0.7%)
125	CSX Corp.	2.75	02/15/06	124,704
110	CSX Corp.	9.00	08/15/06	121,338
80	Norfolk Southern Corp.	7.35	05/15/07	87,563
160	Union Pacific Corp.	3.625	06/01/10	154,426
725	Union Pacific Corp.	6.79	11/09/07	790,251
				1,278,282

	Real Estate Development (0.6%)
742	World Financial Properties - 144A*	6.91	09/01/13	828,240
219	World Financial Properties - 144A*	6.95	09/01/13	244,741
				1,072,981

	Regional Banks (0.4%)
310	US Bancorp	5.10	07/15/07	324,407
400	US Bank NA	2.85	11/15/06	399,489
				723,896

	Savings Banks (1.1%)
155	Household Finance Corp.	4.125	12/15/08	156,917
140	Household Finance Corp.	5.875	02/01/09	151,061
95	Household Finance Corp.	6.375	10/15/11	104,859
670	Household Finance Corp.	6.40	06/17/08	731,657
125	Household Finance Corp.	6.75	05/15/11	140,885
165	Washington Mutual Inc.	7.50	08/15/06	178,172

505	Washington Mutual Inc.	8.25	04/01/10	598,351
				2,061,902

	Tobacco (0.4%)
345	Altria Group Inc.	5.625	11/04/08	352,581
260	Altria Group Inc.	7.65	07/01/08	283,057
				635,638

	Total Corporate Bonds (Cost $78,726,077)			78,412,504

	U.S. Government Agencies (15.8%)
11,300	Federal Home Loan Mortgage Corp.	2.75	08/15/06	11,299,006
17,000	Federal Home Loan Mortgage Corp.	2.875	05/15/07	16,945,872

	Total U.S. Government Agencies (Cost $28,150,119)			28,244,878

	Asset-Backed Securities (21.1%)
	Finance/Rental/Leasing (18.6%)
775	Americredit Automoblie Receivables Trust 2004-BM A3	2.07	08/06/08	765,419
550	BMW Vehicle Owner Trust 2002-2A4	4.46	05/25/07	556,517
800	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08	836,735
450	Chase Manhattan Auto Owner Trust 2002A	4.24	09/15/08	455,323
475	Chase Manhattan Auto Owner Trust 2002-B A4	4.21	01/15/09	482,251
1,300	Chase Manhattan Auto Owners Trust 2004-A A4	2.83	09/15/10	1,286,188
900	Citibank Credit Card Issuance Trust 2001-A1 A1	6.90	10/15/07	940,782
1,050	Citibank Credit Card Issuance Trust 2002A	4.40	05/15/07	1,064,201
700	Citibank Credit Card Issuance Trust 2003-A2	2.70	01/15/08	700,983
27	Connecticut RRB Special Purpose Trust CL&P-1	5.36	03/30/07	26,971
450	Daimler Chrysler Auto Trust 2002-A A4	4.49	10/06/08	456,582
900	Daimler Chrysler Auto Trust 2002-C A3	3.09	01/08/08	905,135
1,000	Daimler Chysler Auto Trust 2003-B A4	2.86	03/09/09	996,508
1,400	Diamler Chrysler Auto Trust 2004-A A4	2.58	04/08/09	1,382,542
525	Fifth Third Auto Trust 2004-A A3	3.19	02/20/08	528,124
1,000	Fleet Credit Card Master Trust II 2002-C	2.75	04/15/08	1,003,075
62	Ford Credit Auto Owner Trust 2002-B A3A	4.14	12/15/05	62,190

150	Ford Credit Auto Owner Trust 2002-B A4	4.75	08/15/06	152,494
1,000	Ford Credit Auto Owner Trust 2002-C A4	3.79	09/15/06	1,009,834
950	Ford Credit Auto Owner Trust 2002-D	3.13	11/15/06	955,865
473	Harley-Davidson Motorcycle Trust 2002-1	4.50	01/15/10	483,474
500	Harley-Davidson Motorcycle Trust 2002-2	3.09	06/15/10	502,992
600	Harley-Davidson Motorcycle Trust 2003-1	2.63	11/15/10	600,346
1,200	Harley-Davidson Motorcycle Trust 2003-3 A2	2.76	05/15/11	1,197,335
900	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12	909,102
11	Honda Auto Receivables Owner Trust 2002-1	3.50	10/17/05	11,291
575	Honda Auto Receivables Owner Trust 2002-4	2.70	03/17/08	575,203
1,050	Honda Auto Receivables Owner Trust 2003-1	2.48	07/18/08	1,047,075
1,400	Honda Auto Receivables Owner Trust 2003-3 A4	2.77	11/21/08	1,396,443
40	Household Automotive Trust 2001-3 A3	3.68	04/17/06	40,558
400	Hyundai Auto Receivables Trust 2003-A A3	2.33	11/15/07	398,378
450	MBNA Credit Card Master Trust 1997-JA	3.90	11/15/07	455,113
1,400	MBNA Credit Card Master Trust 2004-A4 A4	2.70	09/15/09	1,386,383
32	National City Auto Trust 2002-A	4.04	07/15/06	32,460
40	Nissan Auto Receivables Owner Trust 2001-C A4	4.80	02/15/07	39,832
400	Nissan Auto Receivables Owner Trust 2002B	4.60	09/17/07	405,474
1,500	Nissan Auto Receivables Owner Trust 2003-A A4	2.61	07/15/08	1,494,445
1,100	Nissan Auto Receivables Owner Trust 2004-A A4	2.76	07/15/09	1,086,899
200	Nordstrom Private Label Credit Card Master Trust - 144A* 2001-1A A	4.82	04/15/10	207,161
1,275	TXU Electric Delivery Transition Bond Company LLC 2004-1 A1	3.50	11/15/11	1,286,260
1,400	USAA Auto Owner Trust 2004-1 A4	2.67	10/15/10	1,384,554
533	Volkswagen Auto Lease Trust 2002-A	2.36	12/20/05	533,605
550	Wachovia Auto Owner Trust 2004-A A3	3.19	06/20/08	553,446
1,400	Whole Auto Loan Trust 2003-1 A4	2.58	03/15/10	1,387,918
1,300	William Street Funding Corp.- 144A* 2003-1 A	1.95	04/23/06	1,302,257
				33,285,723

	Financial Conglomerates (2.5%)
800	American Express Credit Account 2001-2A	5.53	10/15/08	832,808
900	American Express Credit Account Master Trust 2003-4 A	1.69	01/15/09	883,953
700	Capital Auto Receivables Asset Trust 2002-3 A3	3.58	10/16/06	706,903
500	Capital Auto Receivables Asset Trust 2002-2A	4.50	10/15/07	506,271
1,500	Chase Manhattan Auto Owner Trust 2003-C A4	2.94	06/15/10	1,494,696
				4,424,631

	Total Asset-Backed Securities (Cost $37,913,495)				37,710,354

	Mortgage-Backed Securities (20.0%)
700	Federal Home Loan Mortgage Corp. ARM	3.637	07/01/34		709,446
1,000	Federal Home Loan Mortgage Corp. ARM	4.182	08/01/34		1,006,924
155	Federal Home Loan Mortgage Corp.	7.50	08/01/32		166,761
1,270	Federal Home Loan Mortgage Corp. Gold	7.50	02/01/27-04/01/32		1,363,933
392	Federal National Mortgage Assoc. ARM	3.799	06/01/34		392,831
728	Federal National Mortgage Assoc. ARM	3.73	07/01/34		730,338
1,000	Federal National Mortgage Assoc. ARM	4.11	09/01/34		1,015,000
1,600	Federal National Mortgage Assoc.	6.50		**	1,678,500
4,850	Federal National Mortgage Assoc.	6.50		**	5,075,828
4,066	Federal National Mortgage Assoc.	6.50	09/01/28-11/01/33		4,269,373
450	Federal National Mortgage Assoc.	7.00		**	477,141
10,285	Federal National Mortgage Assoc.	7.00	11/01/24-03/01/34		10,915,386
3,650	Federal National Mortgage Assoc.	7.50		**	3,907,781
3,823	Federal National Mortgage Assoc.	7.50	03/01/24-02/01/32		4,098,771

	Total Mortgage-Backed Securities (Cost $35,692,689)				35,808,013

	Foreign Government Obligations (1.6%)
160	Quebec Province (Canada)	5.50	04/11/06		166,693
675	Quebec Province (Canada)	6.125	01/22/11		749,544
390	United Mexican States (Mexico)	8.625	03/12/08		447,525
240	United Mexican States (Mexico)	9.875	02/01/10		296,520
980	United Mexican States (Mexico)	8.375	01/14/11		1,151,500

	Total Foreign Government Obligations (Cost $2,863,295)				2,811,782

	Collateralized Mortgage Obligations (0.7%)
91	Federal Home Loan Mortgage Corp.	3.50	11/15/32		91,048
1,121	Federal Home Loan Mortgage Corp.	5.50	02/15/12		1,136,849

8	Federal National Mortgage Assoc.	5.00	09/25/12	8,484

	Total Collateralized Mortgage Obligations (Cost $1,293,902)			1,236,381

	Short-Term Investments (2.7%)
	Repurchase Agreement (2.4%)

4,267	The Bank of New York (dated 09/30/04; proceeds $4,266,874 (a) (Cost $4,266,659)	1.813	10/01/04	4,266,659

	U.S. Government Obligations (b) (0.3%)
175	U.S. Treasury Bill†	1.645	01/13/05	174,168
450	U.S. Treasury Bill†	1.895	03/24/05	445,879

	Total U.S. Government Obligations (Cost $620,047)			620,047

	Total Short-Term Investments (Cost $4,886,706)			4,886,706

	Total Investments (Cost $189,526,283) (c) (d)		105.7%	189,110,618

	Liabilities in Excess of Other Assets		(5.7)	(10,268,421)

	Net Assets		100.0%	$178,842,197

ARM	Adjustable Rate Mortgage.
*	Resale is restricted to qualified institutional investors.
**

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

†	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $289,350.
(a)	Collateralized by Federal National Mortgage Assoc. ARM 3.508% due 09/01/33 valued at $4,351,992.
(b)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.
(c)	Securities have been designated as collateral in an amount equal to $53,545,510 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $1,015,047 and the aggregate gross unrealized depreciation is $1,430,712 , resulting in net unrealized depreciation of $415,665.

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
226	Short	U.S. Treasury Notes 5 year December 2004	$(25,029,500)	$(224,801)
151	Short	U.S. Treasury Notes 10 year December 2004	(17,006,375)	(201,367)
5	Long	U.S. Treasury Notes 2 year December 2004	1,056,172	(367)

			Total unrealized depreciation	$(426,535)

Morgan Stanley Variable Investment Series - Quality Income Plus

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (86.0%)
	Advertising/Marketing Services (0.4%)
$1,670	WPP Finance Corp. - 144A* (United Kingdom)	5.875%	06/15/14	$1,714,544

	Aerospace & Defense (1.9%)
715	Lockheed Martin Corp.	7.70	06/15/08	814,254
1,815	Northrop Grumman Corp.	7.125	02/15/11	2,088,991
4,620	Raytheon Co.	6.15	11/01/08	5,031,619
1,221	Systems 2001 Asset Trust - 144A* (Cayman Islands)	6.664	09/15/13	1,356,703
				9,291,567

	Air Freight/Couriers (1.1%)
4,377	FedEx Corp. (Series 97-A)	7.50	01/15/18	5,143,027

	Airlines (2.3%)
1,566	America West Airlines, Inc. (Series 01-1)	7.10	04/02/21	1,681,726
3,323	America West Airlines, Inc. (Class A)	6.85	07/02/09	3,340,361
1,231	Continental Airlines, Inc. (Series 974A)	6.90	01/02/18	1,185,888
3,000	Continental Airlines, Inc. (Series 99-2)	7.056	09/15/09	2,971,174
1,865	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	1,929,584
				11,108,733

	Broadcasting (0.6%)
2,424	Clear Channel Communications, Inc.	7.65	09/15/10	2,769,442

	Cable/Satellite TV (1.3%)
4,405	Comcast Corp.	6.50	01/15/15	4,767,012
1,020	TCI Communications, Inc.	7.875	02/15/26	1,200,557
				5,967,569

	Chemicals: Major Diversified (0.3%)
1,440	ICI Wilmington Inc.	4.375	12/01/08	1,457,942

	Containers/Packaging (0.5%)
2,435	Sealed Air Corp - 144A*	5.625	07/15/13	2,507,843

	Department Stores (2.1%)
3,920	Federated Department Stores, Inc.	6.90	04/01/29	4,308,057
1,875	May Department Stores Co., Inc.	5.95	11/01/08	2,007,615
1,090	May Department Stores Co., Inc.	6.70	09/15/28	1,134,572
2,000	May Department Stores Co., Inc.	6.90	01/15/32	2,128,522
405	May Department Stores Co., Inc.	7.875	03/01/30	485,320
				10,064,086

	Discount Stores (0.3%)
1,117	Wal-Mart Stores, Inc. (Series 92A1)	7.49	06/21/07	1,204,672

	Drugstore Chains (0.9%)
970	CVS Corp.	3.875	11/01/07	983,102
2,345	CVS Corp.	5.625	03/15/06	2,437,984
984	CVS Corp. - 144A *	5.789	01/10/26	998,838
				4,419,924

	Electric Utilities (9.9%)
1,750	Appalachian Power Co. (Series H)	5.95	05/15/33	1,731,833
2,755	Arizona Public Service Co.	5.80	06/30/14	2,909,098
3,085	Carolina Power & Light Co.	5.125	09/15/13	3,165,253

1,545	Cincinnati Gas & Electric Co.	5.70	09/15/12	1,636,529
1,010	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	931,821
930	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	854,838
2,155	Columbus Southern Power Co. (Series D)	6.60	03/01/33	2,365,940
5,000	Consolidated Edison Co. (Series B)	7.50	09/01/10	5,863,350
2,370	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	2,589,659
415	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	415,783
2,250	Detroit Edison Co.	6.125	10/01/10	2,469,749
150	Duke Energy Corp.	3.75	03/05/08	150,786
2,345	Duke Energy Corp.	4.50	04/01/10	2,386,868
2,170	Duquesne Light Co. (Series O)	6.70	04/15/12	2,450,674
940	Entergy Gulf States, Inc.	3.60	06/01/08	930,027
3,440	Exelon Corp.	6.75	05/01/11	3,846,150
2,115	Ohio Edison Co.	5.45	05/01/15	2,146,494
2,540	Pacific Gas & Electric Co.	6.05	03/01/34	2,594,158
2,500	Public Service Electric & Gas Co. (Series UU)	6.75	03/01/06	2,633,775
1,035	South Carolina Electric & Gas Co.	5.30	05/15/33	992,898
435	Southern California Edison Co.	5.00	01/15/14	443,248
1,120	Texas Eastern Transmission, L.P.	7.00	07/15/32	1,266,255
1,830	TXU Energy Co.	7.00	03/15/13	2,069,573
165	Wisconsin Electric Power Co.	5.625	05/15/33	165,668
				47,010,427

	Electrical Products (0.4%)
1,945	Cooper Industries Inc.	5.25	07/01/07	2,041,108

	Environmental Services (1.2%)
5,155	Waste Management, Inc.	7.375	08/01/10	5,957,561

	Finance/Rental/Leasing (6.1%)
2,100	CIT Group Inc.	2.875	09/29/06	2,089,624
325	CIT Group Inc.	7.375	04/02/07	356,625
4,980	Countrywide Home Loans, Inc. (Series MTN)	3.25	05/21/08	4,901,575
3,000	Ford Capital B.V. (Netherlands)	9.50	06/01/10	3,531,129
4,485	Ford Motor Credit Co.	7.25	10/25/11	4,860,125
4,880	General Electric Capital Corp. (Series MTNA)	6.75	03/15/32	5,635,268
915	MBNA America Bank NA	7.125	11/15/12	1,037,086
3,525	MBNA Corp.	6.125	03/01/13	3,795,498
3,075	SLM Corp. (Series MTNA)	5.00	10/01/13	3,095,968
				29,302,898

	Financial Conglomerates (8.3%)
3,785	American Express Co.	5.50	09/12/06	3,965,893
4,585	American Express Co.	6.875	11/01/05	4,790,591
4,295	Citigroup Inc.	5.625	08/27/12	4,598,029
1,345	Citigroup Inc.	6.00	02/21/12	1,481,508
1,550	General Motors Acceptance Corp.	4.50	07/15/06	1,574,944
8,255	General Motors Acceptance Corp.	6.875	09/15/11	8,671,622
5,450	General Motors Acceptance Corp.	8.00	11/01/31	5,656,599
7,100	J.P. Morgan Chase & Co.	6.75	02/01/11	7,998,306
630	Prudential Holdings, LLC (Series B) (FSA) - 144A*	7.245	12/18/23	742,381
				39,479,873

	Food Retail (1.1%)
1,735	Albertson’s, Inc.	7.50	02/15/11	2,009,340
2,947	Kroger Co.	7.50	04/01/31	3,431,566
				5,440,906

	Food: Major Diversified (0.8%)
2,305	Kraft Foods Inc.	5.625	11/01/11	2,438,220
1,250	Kraft Foods Inc.	6.25	06/01/12	1,367,751
				3,805,971

	Forest Products (2.0%)
540	Weyerhaeuser Co.	6.00	08/01/06	567,816
7,970	Weyerhaeuser Co.	6.75	03/15/12	8,950,693
				9,518,509
	Home Furnishings (0.4%)
1,570	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	1,810,026

	Home Improvement Chains (0.7%)
2,200	Lowe’s Companies, Inc.	6.50	03/15/29	2,441,404
705	Lowe’s Companies, Inc.	6.875	02/15/28	814,553
				3,255,957

	Hotels/Resorts/Cruiselines (1.5%)
1,730	Hyatt Equities LLC - 144A*	6.875	06/15/07	1,847,067
1,685	Marriott International, Inc. (Series D)	8.125	04/01/05	1,729,041
620	Marriott International, Inc. (Series E)	7.00	01/15/08	677,738
2,700	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	3,067,875
				7,321,721

	Industrial Conglomerates (1.8%)
7,590	Honeywell International, Inc.	6.125	11/01/11	8,370,396

	Integrated Oil (2.4%)
2,175	Amerada Hess Corp.	7.875	10/01/29	2,522,585
1,000	Chevrontexaco Corp.	9.75	03/15/20	1,479,710
880	Conoco Funding Co. (Canada)	6.35	10/15/11	982,810
3,900	Conoco Inc.	6.95	04/15/29	4,514,016
170	Petro-Canada (Canada)	4.00	07/15/13	159,019
2,140	Petro-Canada (Canada)	5.35	07/15/33	1,967,773
				11,625,913

	Investment Banks/Brokers (1.9%)
515	Goldman Sachs Group Inc.	5.25	10/15/13	519,462
295	Goldman Sachs Group Inc.	6.60	01/15/12	329,928
3,835	Goldman Sachs Group Inc.	6.875	01/15/11	4,336,461
3,750	Lehman Brothers Holdings, Inc.	8.75	03/15/05	3,854,239
				9,040,090

	Life/Health Insurance (1.9%)
5,000	John Hancock Financial Services, Inc.	5.625	12/01/08	5,340,065
3,350	MetLife, Inc.	6.125	12/01/11	3,666,381
				9,006,446

	Major Banks (2.8%)
1,035	Bank of New York (The)	5.20	07/01/07	1,087,307
330	Bank One Corp. (Series MTNA)	6.00	02/17/09	356,641
5,000	Wachovia Bank NA (Series BKNT)	7.80	08/18/10	5,896,555
5,000	Well Fargo Bank NA	7.55	06/21/10	5,867,045
				13,207,548

	Major Telecommunications (4.3%)
1,375	AT&T Corp.	8.75	11/15/31	1,505,625
2,945	Deutsche Telekom International Finance NV (Netherlands)	8.75	06/15/30	3,817,925
1,460	France Telecom S.A. (France)	9.25	03/01/31	1,941,417
3,660	GTE Corp.	6.94	04/15/28	3,951,914
1,000	GTE Corp.	7.90	02/01/27	1,098,073
1,030	Sprint Capital Corp.	8.75	03/15/32	1,311,195
5,680	Verizon Global Funding Corp.	7.75	12/01/30	6,823,509
				20,449,658

	Managed Health Care (4.1%)
3,930	Aetna, Inc.	7.375	03/01/06	4,167,458
1,310	Aetna, Inc.	7.875	03/01/11	1,548,263
3,920	Anthem, Inc.	6.80	08/01/12	4,425,425
4,120	Health Net, Inc.	8.375	04/15/11	5,084,105

850	UnitedHealth Group Inc.	5.20	01/17/07	888,554
1,565	UnitedHealth Group Inc.	7.50	11/15/05	1,648,521
1,450	Wellpoint Health Network, Inc.	6.375	06/15/06	1,530,002
				19,292,328

	Media Conglomerates (3.2%)
4,130	AOL Time Warner Inc.	7.70	05/01/32	4,817,306
2,600	News America Holdings, Inc.	8.875	04/26/23	3,358,105
2,540	News America Inc.	7.28	06/30/28	2,868,790
1,587	News America Inc.	7.30	04/30/28	1,797,574
2,415	Time Warner, Inc.	6.625	05/15/29	2,498,141
				15,339,916

	Motor Vehicles (1.2%)
1,800	DaimlerChrysler North American Holdings Co.	7.30	01/15/12	2,047,466
1,490	DaimlerChrysler North American Holdings Co.	8.00	06/15/10	1,734,369
1,540	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	1,888,065
				5,669,900

	Multi-Line Insurance (5.0%)
4,400	American General Finance Corp. (Series MTNF)	5.875	07/14/06	4,622,926
500	American General Finance Corp. (Series MTNH)	4.625	09/01/10	506,199
2,505	Farmers Exchange Capital - 144A*	7.05	07/15/28	2,552,911
3,860	Farmers Insurance Capital - 144A*	8.625	05/01/24	4,570,707
165	Hartford Financial Services Group, Inc.	2.375	06/01/06	163,259
4,900	Hartford Financial Services Group, Inc.	7.90	06/15/10	5,784,156
5,000	Nationwide Financial Services, Inc.	8.00	03/01/27	5,718,905
				23,919,063

	Oil & Gas Production (3.8%)
630	Enterprise Products Operating L.P. - 144A*	5.60	10/15/14	635,999
690	Kerr-McGee Corp.	5.875	09/15/06	722,943
1,020	Kerr-McGee Corp.	6.625	10/15/07	1,105,013
1,180	Kerr-McGee Corp.	6.875	09/15/11	1,321,836
2,040	Nexen Inc. (Canada)	5.05	11/20/13	2,028,984
2,945	Occidental Petroleun Corp.	8.45	02/15/29	3,948,865
1,085	Pemex Project Funding Master Trust	7.375	12/15/14	1,185,363
2,670	Pemex Project Funding Master Trust	8.00	11/15/11	3,027,113
1,710	Pemex Project Funding Master Trust	8.625	02/01/22	1,948,545
1,800	Pemex Project Funding Master Trust	9.125	10/13/10	2,146,500
				18,071,161

	Oil Refining/Marketing (0.6%)
1,065	Ashland Inc. (Series MTNJ)	7.83	08/15/05	1,104,782
1,450	Marathon Oil Corp.	5.375	06/01/07	1,521,874
				2,626,656

	Other Metals/Minerals (0.9%)
3,000	Inco Ltd. (Canada)	7.20	09/15/32	3,433,248
915	Inco Ltd. (Canada)	7.75	05/15/12	1,079,646
				4,512,894

	Pharmaceuticals: Major (1.1%)
5,000	Johnson & Johnson	8.72	11/01/24	5,238,010
99	Marion Merrell Corp.	9.11	08/01/05	104,277
				5,342,287

	Property - Casualty Insurers (0.5%)
2,500	Mantis Reef Ltd. - 144A* (Australia)	4.692	11/14/08	2,527,525

	Pulp & Paper (1.3%)
1,150	International Paper Co.	4.25	01/15/09	1,155,075
3,215	International Paper Co.	5.85	10/30/12	3,402,155
1,705	Sappi Papier Holding AG - 144A* (Austria)	6.75	06/15/12	1,873,614
				6,430,844

	Railroads (2.0%)
3,600	Burlington Northern Santa Fe Corp. (Series 95-A)	7.97	01/01/15		4,228,051
1,205	CSX Corp.	2.75	02/15/06		1,202,148
805	CSX Corp.	9.00	08/15/06		887,974
930	Norfolk Southern Corp.	7.35	05/15/07		1,017,918
1,030	Union Pacific Corp.	6.65	01/15/11		1,146,333
790	Union Pacific Corp. (Series MTNE)	6.79	11/09/07		861,102
					9,343,526

	Real Estate Development (0.5%)
1,716	World Financial Properties - 144A*	6.91	09/01/13		1,914,792
219	World Financial Properties - 144A*	6.95	09/01/13		244,741
					2,159,533

	Savings Banks (1.4%)
1,140	Household Finance Corp.	6.375	10/15/11		1,258,308
1,820	Household Finance Corp.	6.75	05/15/11		2,051,282
2,870	Washington Mutual Inc.	8.25	04/01/10		3,400,528
					6,710,118

	Tobacco (0.8%)
1,570	Altria Group, Inc.	7.00	11/04/13		1,640,831
2,195	Altria Group, Inc.	7.75	01/15/27		2,324,885
					3,965,716

	Wireless Telecommunications (0.4%)
1,655	AT&T Wireless Services, Inc.	7.875	03/01/11		1,963,360

	Total Corporate Bonds (Cost $384,092,940)				410,169,184

	U.S. Government Obligations (4.2%)
	Federal Home Loan Mortgage Corp.
100		6.50		***	104,906
16		6.50	12/01/28		17,263
80		8.50	06/01/24 - 12/01/24		88,409
4	Federal Home Loan Mortgage Corp. Gold	11.50	05/01/19		4,311
	Federal National Mortgage Assoc.
700		6.50		***	732,593
250		6.50	07/01/34		262,530
387		7.50	06/01/28 - 04/01/32		415,191
4,892		8.00	08/01/29 - 05/01/32		5,323,112
2		9.00	06/01/21 - 06/01/25		2,591
	Government National Mortgage Assoc.
2		7.50	04/15/24 - 09/15/27		2,104
1,367		8.00	10/15/24 - 11/15/29		1,498,978
251		8.50	06/15/17 - 05/15/27		277,231
203		9.00	07/15/24 - 12/15/24		229,453
14		10.00	05/15/16 - 04/15/19		15,388
	U.S. Treasury Strip
15,500		0.00	02/15/25		5,403,687
16,350		0.00	05/15/25		5,592,959

	Total U.S. Government Obligations (Cost $18,473,274)				19,970,706

	Asset-Backed Securities (4.2%)
	Finance/Rental/Leasing (3.4%)
1,600	CIT Equipment Collateral 2004-EF1 A3	3.50	09/20/08		1,601,309
2,500	Daimler Chrysler Auto Trust 2003-B A4	2.86	03/09/09		2,491,270
2,200	Harley-Davidson Motorcycle Trust 2004-2 A2	3.56	02/15/12		2,222,250
2,600	Honda Auto Receivables Owner Trust 2004-1 A4	3.06	10/21/09		2,592,469

3,500	MBNA Credit Card Master Note Trust 2004-A4 A4	2.70	09/15/09	3,465,959
2,425	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/15/12	2,505,882
1,300	USAA Auto Owner Trust 2004-2 A3	3.03	06/16/08	1,304,349
				16,183,488

	Financial Conglomerates (0.8%)
1,800	American Express Credit Account Master Trust 2001-2A	5.53	10/15/08	1,873,819
2,300	Chase Manhattan Auto Owner Trust 2004-A A4	2.83	09/15/10	2,275,563
				4,149,382

	Total Asset-Backed Securities (Cost $20,282,413)			20,332,870

	Foreign Government Obligations (2.4%)
4,145	United Mexican States (Mexico)	8.00	09/24/22	4,683,850
1,965	United Mexican States (Mexico)	8.30	08/15/31	2,240,100
2,900	United Mexican States (Mexico)	8.375	01/14/11	3,407,500
870	United Mexican States (Mexico)	9.875	02/01/10	1,074,885

	Total Foreign Government Obligations (Cost $10,559,044)			11,406,335

	Short-Term Investment (a) (0.2%)
	U.S Government Obligation
900	U.S. Treasury Bill** (Cost $895,723)	1.645	11/13/05	895,723

	Total Investments (Cost $434,303,391) (b) (c)		97.0%	462,774,818

	Other Assets in Excess of Liabilities		3.0	14,330,204

	Net Assets		100.0%	$477,105,022

FSA	Financial Security Assurance Inc.
*	Resale is restricted to qualified institutional investors.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $731,500.
***

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in a amount equal to $89,998,365 in connection with securities purchased on a forward commitment basis and open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
The aggregate gross unrealized appreciation is $29,402,743 and the aggregate gross unrealized depreciation is $931,316 resulting in net unrealized appreciation of $28,471,427.

Futures Contracts Open at September 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION/DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
218	Short	U.S. Treasury Bond 20 Year, December 2004	$(24,463,688)	$(282,315)
172	Short	U.S. Treasury Notes 10 Year, December 2004	(19,371,500)	(181,493)
360	Short	U.S. Treasury Notes 5 Year, December 2004	(39,870,000)	(320,313)
30	Short	U.S. Treasury Notes 2 Year, December 2004	(6,337,031)	183
			Net unrealized depreciation	$(783,938)

Morgan Stanley Variable Investment Series - High Yield

Portfolio of Investments September 30, 2004 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	CORPORATE BONDS (92.4%)
	Advertising/Marketing Services (0.8%)
$405	Interep National Radio Sales, Inc. (Series B)	10.00%		07/01/08	$318,937
330	Vertis Inc.-144A*	13.50		12/07/09	331,650
					650,587

	Alternative Power Generation (1.5%)
665	Calpine Corp. - 144A*	8.50		07/15/10	512,050
774	Ormat Funding Corp. - 144A*	8.25		12/30/20	770,251
					1,282,301

	Apparel/Footwear (0.2%)
180	Oxford Industries Inc. - 144A*	8.875		06/01/11	196,200

	Auto Parts: O.E.M. (0.6%)
470	TRW Automotive, Inc.	9.375		02/15/13	539,325

	Automotive Aftermarket (0.5%)
410	Tenneco Automotive, Inc. (Series B)	11.625		10/15/09	434,600

	Broadcasting (0.5%)
180	Granite Broadcasting Corp.	9.75		12/01/10	167,400
264	Salem Communications Holdings Corp. (Series B)	9.00		07/01/11	290,400
					457,800

	Building Products (3.4%)
1,225	Associated Materials Inc. - 144A*	11.25	††	03/01/14	897,312
380	Brand Services Inc.	12.00		10/15/12	433,200
115	Interface Inc.	7.30		04/01/08	116,150
145	Interface Inc.	10.375		02/01/10	165,300
455	Interface Inc.	9.50		02/01/14	473,200
600	THL Buildco Inc. (Nortek) Inc. 144A*	8.50		09/01/14	631,500
200	WII Components, Inc.	10.00		02/15/12	195,000
					2,911,662

	Cable/Satellite TV (5.8%)
129	Avalon Cable LLC	11.875		12/01/08	135,976

230	Cablevision Systems Corp. - 144A*	5.66		04/01/09	240,350
225	Charter Communications Holdings LLC	9.625		11/15/09	178,312
260	Charter Communications Holdings LLC	10.75		10/01/09	214,500
975	Charter Communications Holdings/Charter Capital	11.75	††	05/15/11	609,375
160	Directv Holdings/Finance	8.375		03/15/13	182,800
245	Echostar DBS Corp.	6.375		10/01/11	249,287
805	Kabel Deutschland - 144A* (Germany)	10.625		07/01/14	881,475
384	Knology, Inc. - 144A* (c)	12.00		11/30/09	362,939
245	Panamsat Corp. - 144A*	9.00		08/15/14	256,025
735	Panamsat Holding Corp. - 144A*	10.375	††	11/01/14	432,731
170	Renaissance Media Group LLC	10.00		04/15/08	175,950
1,430	Telenet Group Holding NV - 144A* (Belgium)	11.50	††	06/15/14	1,058,200
					4,977,920

	Casino/Gaming (4.6%)
4,485	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (b)	13.50		03/01/10	0
600	Harrah’s Operating Co., Inc.	7.875		12/15/05	635,250
650	Isle of Capri Casinos	7.00		03/01/14	656,500
850	MGM Mirage Inc.	6.00		10/01/09	865,937
825	MGM Mirage Inc.-144A*	6.00		10/01/09	840,469
7,210	Resort At Summerlin LP/Ras Co. (Series B) (a) (b)	13.00		12/15/07	0
80	Station Casinos, Inc.	6.00		04/01/12	82,400
575	Station Casinos, Inc.	6.50		02/01/14	587,937
280	Venetian Casino/LV Sands	11.00		06/15/10	325,500
					3,993,993

	Chemicals: Major Diversified (2.0%)
490	Equistar Chemical Funding	10.125		09/01/08	554,925
185	Equistar Chemical Funding	10.625		05/01/11	211,825
175	Huntsman Advanced Materials Corp. - 144A*	11.00		07/15/10	203,875
720	Huntsman ICI Chemicals	10.125		07/01/09	759,600
					1,730,225

	Chemicals: Specialty (5.7%)
270	Avecia Group PLC (United Kingdom)	11.00		07/01/09	238,950
170	FMC Corp.	10.25		11/01/09	199,325
215	Graham Packaging Company Inc. - 144A*	8.50		10/15/12	220,375
260	Innophos Inc. - 144A*	8.875		08/15/14	278,200
200	ISP Chemco	10.25		07/01/11	224,000
750	ISP Holdings Inc. (Series B)	10.625		12/15/09	828,750
135	Koppers Industry Inc.	9.875		10/15/13	149,850
180	Millennium America, Inc.	7.00		11/15/06	187,650
490	Millennium America, Inc.	9.25		06/15/08	542,675
165	Nalco Co.	7.75		11/15/11	175,725

625	Nalco Co.	8.875	11/15/13	675,000
430	Rhodia SA (France)	8.875	06/01/11	376,250
600	Rockwood Specialties, Inc.	10.625	05/15/11	663,000
138	Westlake Chemical Corp.	8.75	07/15/11	155,595
				4,915,345

	Coal (0.2%)
140	Foundation PA Coal Co. - 144A*	7.25	08/01/14	149,450

	Consumer Sundries (0.3%)
280	Amscan Holdings, Inc. - 144A*	8.75	05/01/14	287,000

	Consumer/Business Services (1.3%)
510	Buhrmann US, Inc. - 144A*	8.25	07/01/14	512,550
365	Muzak LLC/Muzak Finance Corp.	9.875	03/15/09	270,100
365	Muzak LLC/Muzak Finance Corp.	10.00	02/15/09	324,850
				1,107,500

	Containers/Packaging (3.0%)
515	Graphic Packaging International Corp.	9.50	08/15/13	590,962
210	Norampac, Inc.	6.75	06/01/13	219,975
400	Owens-Brockway Glass Containers Corp.	8.75	11/15/12	446,000
60	Owens-Illinois Inc.	7.35	05/15/08	62,175
765	Owens-Illinois Inc.	7.50	05/15/10	786,037
320	Pliant Corp. (Issued 04/10/02)	13.00	06/01/10	276,800
290	Pliant Corp. (Issued 08/29/00)	13.00	06/01/10	250,850
				2,632,799

	Department Stores (0.0%)
1	Saks, Inc.	8.25	11/15/08	631

	Drugstore Chains (1.3%)
150	Jean Coutu Group PJC Inc. - 144A* (Canada)	7.625	08/01/12	153,375
495	Jean Coutu Group PJC Inc. - 144A* (Canada)	8.50	08/01/14	493,762
315	Rite Aid Corp.	7.125	01/15/07	318,937
115	Rite Aid Corp.	8.125	05/01/10	121,325
				1,087,399

	Electric Utilities (5.5%)
370	AES Corp. (The)	7.75	03/01/14	383,875
42	AES Corp. (The)	8.875	02/15/11	46,935
54	AES Corp. (The)	9.375	09/15/10	61,087
450	AES Corp. (The) - 144A*	9.00	05/15/15	509,625
300	Allegheny Energy, Inc.	7.75	08/01/05	311,250
50	CMS Energy Corp.	7.50	01/15/09	52,625

510	CMS Energy Corp.	8.50		04/15/11	558,450
115	IPALCO Enterprises, Inc.	8.625	***	11/14/11	130,525
365	Monongahela Power Co.	5.00		10/01/06	379,486
415	MSW Energy Holdings/Finance	7.375		09/01/10	437,825
80	MSW Energy Holdings/Finance	8.50		09/01/10	88,000
290	Nevada Power Co.	8.25		06/01/11	326,250
405	Nevada Power Co.	9.00		08/15/13	467,775
200	PG&E Corp.	6.875		07/15/08	217,500
100	PSEG Energy Holdings Inc.	7.75		04/16/07	107,250
320	PSEG Energy Holdings Inc.	8.625		02/15/08	354,400
325	TNP Enterprises, Inc.	10.25		04/01/10	351,000
					4,783,858

	Electrical Products (0.4%)
295	Rayovac Corp.	8.50		10/01/13	321,550

	Electronic Distributors (0.4%)
330	BRL Universal Equipment Corp.	8.875		02/15/08	353,100

	Electronic Equipment/Instruments (0.7%)
595	Xerox Corp.	7.125		06/15/10	638,137

	Environmental Services (0.6%)
355	Allied Waste North America, Inc.	7.875		04/15/13	376,300
10	Allied Waste North America, Inc.	9.25		09/01/12	11,175
150	Allied Waste North America, Inc. (Series B)	8.875		04/01/08	163,500
					550,975

	Finance/Rental/Leasing (1.0%)
435	United Rentals NA, Inc.	6.50		02/15/12	420,862
425	United Rentals NA, Inc.	7.75		11/15/13	400,562
					821,424

	Food Retail (1.5%)
231	CA FM Lease Trust - 144A*	8.50		07/15/17	271,656
920	Delhaize America, Inc.	8.125		04/15/11	1,055,262
					1,326,918
	Food: Meat/Fish/Dairy (3.1%)
345	Michael Foods Inc. (Series B)	8.00		11/15/13	363,112
710	Pilgrim’s Pride Corp.	9.625		09/15/11	798,750
265	PPC Escrow Corp.	9.25		11/15/13	292,825
530	Smithfield Foods Inc.	7.625		02/15/08	568,425
75	Smithfield Foods Inc.	7.75		05/15/13	81,750
535	Smithfield Foods Inc. (Series B)	8.00		10/15/09	592,512
					2,697,374

	Forest Products (0.8%)
225	Tembec Industries Inc. (Canada)	7.75	03/15/12	227,250
475	Tembec Industries Inc. (Canada)	8.50	02/01/11	498,750
				726,000

	Gas Distributors (1.1%)
430	Dynegy Holdings, Inc.	6.875	04/01/11	411,725
425	Dynegy Holdings, Inc. - 144A*	9.875	07/15/10	482,375
45	Northwest Pipeline Corp.	8.125	03/01/10	50,681
				944,781

	Home Building (1.1%)
300	Tech Olympic USA, Inc.	10.375	07/01/12	337,500
355	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	390,500
175	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	192,500
				920,500

	Home Furnishings (0.2%)
165	Tempur-Pedic Inc.	10.25	08/15/10	188,512

	Hospital/Nursing Management (1.6%)
470	HCA, Inc.	6.30	10/01/12	488,044
405	Medcath Holdings Corp. - 144A*	9.875	07/15/12	425,250
340	Tenet Healthcare Corp.	7.375	02/01/13	321,300
125	Tenet Healthcare Corp.	6.50	06/01/12	112,500
				1,347,094

	Hotels/Resorts/Cruiselines (1.4%)
240	Hilton Hotels Corp.	7.625	12/01/12	280,200
260	Hilton Hotels Corp.	7.95	04/15/07	288,275
40	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	43,300
525	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	596,531
				1,208,306

	Household/Personal Care (0.1%)
90	Prestige Brands, Inc. - 144A*	9.25	04/15/12	88,650

	Industrial Machinery (0.2%)
120	Flowserve Corp.	12.25	08/15/10	136,200

	Industrial Specialties (1.5%)
560	Johnsondiversy, Inc.	9.625	05/15/12	630,000
195	Tekni-Plex Inc. - 144A*	8.75	11/15/13	186,225
405	UCAR Finance, Inc.	10.25	02/15/12	465,750
				1,281,975

	Internet Software/Services (0.3%)
628	Exodus Communications, Inc. (a) (b)	11.625		07/15/10	0
250	Global Cash Access - 144A*	8.75		03/15/12	266,250
					266,250

	Investment Banks/Brokers (0.8%)
670	Refco Finance Holdings - 144A*	9.00		08/01/12	718,575

	Investment Managers (0.7%)
530	JSG Funding PLC (Ireland)	9.625		10/01/12	601,550

	Medical Distributors (0.8%)
95	AmerisourceBergen Corp.	7.25		11/15/12	103,550
535	AmerisourceBergen Corp.	8.125		09/01/08	596,525
					700,075

	Medical Specialties (0.8%)
400	Fisher Scientific International, Inc.	8.125		05/01/12	448,000
155	Fisher Scientific International, Inc. - 144A*	6.75		08/15/14	163,525
80	National Nephrology Assoc. Inc. - 144A*	9.00		11/01/11	92,900
					704,425

	Medical/Nursing Services (1.3%)
570	Fresenius Medical Care Capital Trust	7.875		06/15/11	635,550
85	Fresenius Medical Care Capital Trust II (Units) ‡	7.875		02/01/08	93,075
400	Team Health, Inc. - 144A*	9.00		04/01/12	400,000
					1,128,625

	Metal Fabrications (1.0%)
215	General Cable Corp.	9.50		11/15/10	239,725
615	Trimas Corp.	9.875		06/15/12	641,137
					880,862

	Miscellaneous Commercial Services (1.9%)
505	Advanstar Communications, Inc.	9.22	***	08/15/08	527,620
75	Advanstar Communications, Inc.	10.75		08/15/10	83,438
125	Advanstar Communications, Inc. (Series B)	12.00		02/15/11	134,375
295	Iron Mountain Inc.	7.75		01/15/15	314,175
495	Iron Mountain Inc.	8.625		04/01/13	539,550
					1,599,158

	Miscellaneous Manufacturing (0.5%)
385	Amsted Industries Inc. - 144A*	10.25		10/15/11	425,425

	Movies/Entertainment (1.2%)
490	Alliance Atlantis Communications, Inc.	13.00		12/15/09	532,263
175	Cinemark, Inc.	9.75	††	03/15/14	121,188

305	Marquee Inc. - 144A*	5.97	***	08/15/10	315,675
95	Marquee Inc. - 144A*	8.625		08/15/12	101,175
					1,070,301

	Oil & Gas Pipelines (3.9%)
950	El Paso Production Holdings	7.75		06/01/13	957,125
225	GulfTerra Energy Partners, L.P.	6.25		06/01/10	249,750
74	GulfTerra Energy Partners, L.P.	8.50		06/01/10	86,488
292	GulfTerra Energy Partners, L.P.	10.625		12/01/12	367,920
375	Pacific Energy Partner/Finance - 144A*	7.125		06/15/14	407,813
155	Southern Natural Gas	8.875		03/15/10	175,150
160	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	195,400
835	Williams Companies, Inc. (The)	7.875		09/01/21	931,025
					3,370,671

	Oil & Gas Production (3.2%)
770	Chesapeake Energy Corp.	7.50		09/15/13	847,000
28	Chesapeake Energy Corp.	7.75		01/15/15	30,660
575	Hilcorp Energy/Finance - 144A*	10.50		09/01/10	639,688
140	Magnum Hunter Resources, Inc.	9.60		03/15/12	158,900
275	Plains E & P Corp. - 144A*	7.125		06/15/14	296,313
745	Vintage Petroleum, Inc.	7.875		05/15/11	800,875
					2,773,436

	Oil Refining/Marketing (1.1%)
195	CITGO Petroleum Corp.	11.375		02/01/11	230,588
345	Husky Oil Ltd.	8.90		08/15/28	401,019
255	Tesoro Petroleum Corp.	9.625		04/01/12	296,438
					928,045

	Oilfield Services/Equipment (1.6%)
470	CHC Helicopter Corp.	7.375		05/01/14	492,325
135	Hanover Compressor Co.	8.625		12/15/10	147,150
185	Hanover Compressor Co.	9.00		06/01/14	203,963
300	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	324,000
210	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	230,475
					1,397,913

	Other Metals/Minerals (0.0%)
355	Murrin Holdings Property Ltd. (Australia) (b)	9.375		08/31/07	36

	Other Transportation (0.8%)
590	Laidlaw International Inc.	10.75		06/15/11	676,288

	Pharmaceuticals: Major (0.6%)
200	VWR International - 144A* (Germany)	6.875		04/15/12	210,000

250	VWR International - 144A* (Germany)	8.00		04/15/14	265,625
					475,625

	Pharmaceuticals: Other (0.3%)
270	Leiner Health Products Inc. - 144A*	11.00		06/01/12	288,225

	Publishing: Books/Magazines (3.0%)
206	Dex Media East/Finance	12.125		11/15/12	257,500
327	Dex Media West/Finance	9.875		08/15/13	385,860
650	Dex Media, Inc.	9.00	††	11/15/13	479,375
575	Houghton Mifflin Co.	9.875		02/01/13	606,625
115	Houghton Mifflin Co.	11.50	††	10/15/13	70,150
138	PEI Holdings, Inc.	11.00		03/15/10	160,943
640	PRIMEDIA, Inc.	8.875		05/15/11	643,200
					2,603,653

	Publishing: Newspapers (1.1%)
811	Hollinger Participation Trust - 144A* (Canada)	12.125	†	11/15/10	930,772

	Pulp & Paper (1.7%)
480	Abitibi-Consolidated Inc. (Canada)	6.00		06/20/13	444,000
215	Abitibi-Consolidated Inc. (Canada)	7.75		06/15/11	222,525
680	Georgia-Pacific Corp.	8.875		02/01/10	799,000
					1,465,525

	Real Estate Development (0.9%)
510	CB Richard Ellis Services, Inc.	11.25		06/15/11	597,975
145	CBRE Escrow Inc.	9.75		05/15/10	164,938
					762,913

	Real Estate Investment Trusts (0.2%)
140	HMH Properties, Inc. (Series B)	7.875		08/01/08	144,725

	Specialty Stores (2.0%)
405	Autonation, Inc.	9.00		08/01/08	467,775
295	General Nutrition Centers Inc.	8.50		12/01/10	303,113
430	Petro Stopping Centers LP/Petro Financial Corp.	9.00		02/15/12	457,950
475	Sonic Automotive, Inc.	8.625		08/15/13	504,688
					1,733,526

	Specialty Telecommunications (2.6%)
310	American Tower Corp.	7.50		05/01/12	317,750
319	American Tower Corp.	9.375		02/01/09	339,735
320	American Tower Corp. - 144A*	7.125		10/15/12	318,400
445	Qwest Communications International - 144A*	5.211	***	02/15/09	426,088
655	Qwest Services Corp. - 144A*	13.00		12/15/07	748,338

100	U.S. West Communications Corp.	5.625		11/15/08	98,500
					2,248,811

	Steel (0.6%)
415	United States Steel Corp.	9.75		05/15/10	477,250

	Telecommunication Equipment (0.5%)
450	Nortel Networks Ltd.	6.125		02/15/06	461,250

	Telecommunications (0.6%)
700	Primus Telecommunication Group, Inc.	8.00		01/15/14	521,500
4,679	Rhythms Netconnections, Inc. (a) (b)	12.75		04/15/09	0
					521,500

	Trucks/Construction/Farm Machinery (1.4%)
530	Manitowoc Inc. (The)	10.50		08/01/12	613,475
520	NMHG Holding Co.	10.00		05/15/09	574,600
					1,188,075

	Wholesale Distributors (0.5%)
425	Nebraska Book Company, Inc.	8.625		03/15/12	425,000

	Wireless Telecommunications (3.7%)
620	Centennial Communications Corp. - 144A*	8.125		02/01/14	594,425
490	Metropcs, Inc.	10.75		10/01/11	529,200
430	Rural Cellular Corp - 144A*	6.02	***	03/15/10	439,675
320	SBA Communications Corp.	9.75	††	12/15/11	260,800
700	SBA Communications Corp.	10.25		02/01/09	752,500
55	Ubiquitel Operating Co.	9.875		03/01/11	57,544
160	Ubiquitel Operating Co.	14.00	††	04/15/10	169,200
360	Ubiquitel Operating Co. - 144A*	9.875		03/01/11	376,650
					3,179,994

	TOTAL CORPORATE BONDS (Cost $89,978,681)				79,838,570

NUMBER OF SHARES		VALUE
	COMMON STOCKS (1.2%)
	Aerospace & Defense (0.2%)
12,293	Orbital Sciences Corp. (d)	140,386

	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (d)	0

	Casino/Gaming (0.0%)
2,000	Fitzgeralds Gaming Corp.**	0

	Food: Specialty/Candy (0.0%)
2,375	SFAC New Holdings Inc. (d)	0
436	SFAC New Holdings Inc. (d)	0
120,000	Specialty Foods Acquisition Corp. - 144A*	0
		0

	Hotels/Resorts/Cruiselines (0.0%)
444,351	Premier Holdings Inc. (d)	0

	Medical/Nursing Services (0.0%)
418,663	Raintree Healthcare Corp. (d)	0

	Restaurants (0.2%)
37,167	American Restaurant Group Holdings, Inc. (d)	0
4,366	American Restaurant Group Holdings, Inc. (d)	0
7,750	American Restaurant Group Holdings, Inc. - 144A*	0
92,158	Catalina Restaurant Group (d)	184,316
		184,316

	Specialty Telecommunications (0.0%)
12,688	Birch Telecom Inc. (d)	0
131,683	PFB Telecom NV (Series B) (d)	0
		0

	Telecommunications (0.0%)
2,251	Viatel Holdings Bermuda Ltd. (d)	1,351

	Textiles (0.0%)
298,461	U.S. Leather, Inc. (d)	0

	Wireless Telecommunications (0.8%)
521	Arch Wireless, Inc. (Class A)	14,968
16,192	NII Holdings, Inc.	667,272
38,444	Vast Solutions, Inc. (Class B1) (d)	0
38,444	Vast Solutions, Inc. (Class B2) (d)	0
38,444	Vast Solutions, Inc. (Class B3) (d)	0
		682,240

	TOTAL COMMON STOCKS (Cost $64,598,698)	1,008,293

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE
	ASSET-BACKED SECURITY (0.9%)
	Investment Trusts/Mutual Funds
692	Targeted Return Index - 144A* (Cost $743,750)	8.218%		08/01/15	745,418

	CONVERTIBLE BONDS (0.5%)
	Hotels/Resorts/Cruiselines (0.0%)
742	Premier Cruises Ltd. -144A* (a) (b)	10.00	†	08/15/05	0

	Telecommunication Equipment (0.5%)
450	Nortel Networks Corp. (Canada)	4.25		09/01/08	436,500

	TOTAL CONVERTIBLE BONDS (Cost $1,170,845)				436,500

NUMBER OF SHARES		VALUE
	NON-CONVERTIBLE PREFERRED STOCKS (1.2%)
	Broadcasting (0.5%)
64	Paxson Communications Corp.†	484,986

	Electric Utilities (0.5%)
405	TNP Enterprises, Inc. (Series D) †	458,663

	Restaurants (0.2%)
157	Catalina Restaurant Group (Units) ‡	141,300

	TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $1,059,281)	1,084,949

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	WARRANTS (d) (0.0%)
	Casino/Gaming (0.0%)
83,500	Aladdin Gaming Enterprises, Inc. - 144A*	03/01/10	0

6,000	Resort At Summerlin LP - 144A*	12/15/07	$0

	Oil & Gas Production (0.0%)
7,568	Chesapeake Energy Corp.	05/01/05	0

	Personnel Services (0.0%)
42,250	Comforce Corp. - 144A*	12/01/09	0

	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. - 144A*	08/15/08	0
39,250	Catalina Restaurant Group (c)	07/10/12	0
			0

	TOTAL WARRANTS (Cost $128,041)		0

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	SHORT-TERM INVESTMENT (3.4%)
	REPURCHASE AGREEMENT
$2,938	The Bank of New York (dated 06/30/04; proceeds $2,937,680) (e) (Cost $2,937,532)	1.81%	10/01/04	$2,937,532

	TOTAL INVESTMENTS (Cost $160,488,787)(f)		99.6%	86,051,262
	OTHER ASSETS IN EXCESS OF LIABILITIES		0.4	367,416
	NET ASSETS		100.0%	$86,418,678

*	Resale is restricted to qualified institutional investors.
**	Resale is restricted, acquired 12/22/98 at a cost basis of $9,020.
***	Floating rate security. Rate shown is the rate in effect at September 30, 2004.
†	Payment-in-kind security.
††	Currently a zero coupon bond and is scheduled to pay interest at the rate shown at a future specified date.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)	Issuer in bankruptcy.
(b)	Non-income producing security; bond in default.

(c)	Acquired through exchange offer.
(d)	Non-income producing securities.
(e)	Collateralized by Federal National Mortgage Association 3.506% due 09/01/33 valued at $2,987,917.
(f)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,051,450 and the aggregate gross unrealized depreciation is $82,473,516, resulting in net unrealized depreciation of $77,422,066.

Morgan Stanley Variable Investment Series - Utilities

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.1%)
	Electric Utilities (56.5%)
250,000	AES Corp. (The)*	$2,497,500
50,000	Allegheny Energy, Inc.*	798,000
210,000	Calpine Corp.*	609,000
150,865	Cinergy Corp.	5,974,254
50,000	Consolidated Edison, Inc.	2,102,000
122,000	Constellation Energy Group, Inc.	4,860,480
80,000	Dominion Resources, Inc.	5,220,000
65,000	DTE Energy Co.	2,742,350
107,432	Duke Energy Corp.	2,459,118
195,000	Edison International	5,169,450
150,000	Energy East Corp.	3,777,000
100,000	Entergy Corp.	6,061,000
180,000	Exelon Corp.	6,604,200
89,200	FirstEnergy Corp.	3,664,336
70,000	FPL Group, Inc.	4,782,400
175,000	PG&E Corp.*	5,320,000
99,500	Pinnacle West Capital Corp.	4,129,250
122,500	PNM Resources Inc.	2,757,475
120,000	PPL Corp.	5,661,600
55,000	Progress Energy, Inc.	2,328,700
120,000	Public Service Enterprise Group, Inc.	5,112,000
155,000	SCANA Corp.	5,787,700
140,000	Southern Co. (The)	4,197,200
100,000	TXU Corp.	4,792,000
145,000	Wisconsin Energy Corp.	4,625,500
140,000	Xcel Energy, Inc.	2,424,800
		104,457,313
	Energy (15.6%)
75,000	AGL Resources, Inc.	2,307,750
60,000	Equitable Resources, Inc.	3,258,600
105,000	KeySpan Corp.	4,116,000
45,000	Kinder Morgan, Inc.	2,826,900
130,000	New Jersey Resources Corp.	5,382,000
50,000	NiSource, Inc.	1,050,500
145,000	Questar Corp.	6,643,900
260,000	Williams Companies, Inc. (The)	3,146,000
		28,731,650

	Telecommunications (22.0%)
40,000	Alcatel SA (ADR) (France)*	469,200
96,932	ALLTEL Corp.	5,322,536
165,000	BellSouth Corp.	4,474,800
78,750	CenturyTel, Inc.	2,696,400
75,000	Cisco Systems, Inc.*	1,357,500
132,000	Nextel Communications, Inc. (Class A)*	3,146,880
188,946	SBC Communications, Inc.	4,903,149

255,000	Sprint Corp. (FON Group)	5,133,150
54,750	Telefonica S.A. (ADR) (Spain)	2,463,202
65,000	Telefonos de Mexico S.A. (Series L) (ADR) (Mexico)	2,097,550
116,120	Verizon Communications Inc.	4,572,806
165,000	Vodafone Group PLC (ADR) (United Kingdom)	3,978,150
		40,615,323
	Total Common Stocks (Cost $116,228,103)	173,804,286

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Corporate Bonds (2.5%)
	Electric Utilities (1.7%)
$100	Appalachian Power Co. (Series G)	3.60%	05/15/08	99,428
140	Carolina Power & Light Co.	5.125	09/15/13	143,642
120	Cleco Power LLC	5.375	05/01/13	120,328
160	Commonwealth Edison Co. (Series 98)	6.15	03/15/12	178,315
400	Consumers Energy Co.	6.875	03/01/18	443,849
85	Duke Energy Corp.	4.50	04/01/10	86,518
90	Duquesne Light Co. (Series O)	6.70	04/15/12	101,641
25	Entergy Gulf States, Inc.	3.60	06/01/08	24,735
100	Exelon Corp.	6.75	05/01/11	111,807
135	FirstEnergy Corp. (Series B)	6.45	11/15/11	147,479
40	Indianapolis Power & Light Co. - 144A**	6.30	07/01/13	42,638
155	Jersey Central Power & Light Co. (Series MTN)	6.45	05/15/06	162,988
145	Ohio Power Co. (Series G)	6.60	02/15/33	158,755
60	Pacific Gas & Electric Co.	3.60	03/01/09	59,360
55	Pacific Gas & Electric Co.	6.05	03/01/34	56,173
160	Pinnacle West Capital Corp.	6.40	04/01/06	167,445
285	Public Service Co. of New Mexico (Series B)	7.50	08/01/18	336,747
145	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	147,992
155	South Carolina Electric & Gas Co.	7.50	06/15/05	160,127
20	Southern California Edison Co.	5.00	01/15/14	20,379
155	Texas-New Mexico Power Co.	6.25	01/15/09	163,615
75	TXU Energy Co.	7.00	03/15/13	84,819
40	Wisconsin Electric Power Co.	4.50	05/15/13	39,593
60	Wisconsin Electric Power Co.	5.625	05/15/33	60,243
				3,118,616
	Energy (0.1%)
90	Consolidated Natural Gas Co. (Series B)	5.375	11/01/06	93,679
35	Panhandle Eastern Pipe Line Co.	4.80	08/15/08	35,934
25	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	24,552
				154,165
	Telecommunications (0.7%)
55	AT&T Corp.	8.05	11/15/11	61,806
110	AT&T Wireless Services, Inc.	7.875	03/01/11	130,495
75	British Telecommunications PLC (United Kingdom)	8.375	12/15/10	90,552
215	Deutsche Telekom International Finance NV (Netherlands)	8.75	06/15/30	278,728
155	France Telecom S.A. (France)	9.25	03/01/31	206,109
520	GTE Corp.	7.90	02/01/27	570,998
				1,338,688
	Total Corporate Bonds (Cost $4,277,667)			4,611,469

	Asset-Backed Securities (0.5%)
	Finance/Rental/Leasing
245	Detroit Edison Securitization Funding LLC (Series 2001 - 1 Class A3)	5.875	03/01/10	259,850
290	PECO Energy Transition Trust (Series 2000 - A Class A3)	7.625	03/10/10	334,303
275	PSE&G Transition Funding LLC (Series 2001 - 1 Class A6)	6.61	06/15/15	314,088

	Total Asset-Backed Securities (Cost $876,355)			908,241

	Short-Term Investment (3.4%)
	Repurchase Agreement
6,350	The Bank of New York (dated 09/30/04; proceeds $6,350,232) (a) (Cost $6,349,912)	1.8125	10/01/04	6,349,912

	Total Investments (Cost $127,732,037) (b)		100.5%	185,673,908

	Liabilities in Excess of Other Assets		(0.5)	(876,211)

	Net Assets		100.0%	$184,797,697

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
(a)	Collateralized by Federal National Mortgage Association 3.506% due 09/01/33 valued at $6,476,910.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $58,624,127 and the aggregate gross unrealized depreciation is $682,256, resulting in net unrealized appreciation of $57,941,871.

Morgan Stanley Variable Investment Series - Income Builder

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (49.4%)
	Advertising/Marketing Services (0.1%)
10,860	Interpublic Group of Companies, Inc. (The)*	$115,007

	Aerospace & Defense (0.9%)
8,800	Northrop Grumman Corp.	469,304
10,800	Raytheon Co.	410,184
		879,488
	Auto Parts: O.E.M. (0.7%)
9,390	Magna International Inc. (Class A) (Canada)	695,611

	Beverages: Non-Alcoholic (0.7%)
15,700	Coca-Cola Co. (The)	628,785

	Broadcasting (0.7%)
20,700	Clear Channel Communications, Inc.	645,219

	Chemicals: Major Diversified (1.8%)
40,170	Bayer AG (ADR) (Germany)	1,101,863
12,520	Dow Chemical Co. (The)	565,654
		1,667,517
	Computer Processing Hardware (0.4%)
20,950	Hewlett-Packard Co.	392,812

	Containers/Packaging (0.4%)
5,950	Temple-Inland, Inc.	399,542

	Data Processing Services (1.3%)
10,350	Automatic Data Processing, Inc.	427,662
10,700	First Data Corp.	465,450
13,700	SunGard Data Systems Inc.*	325,649
		1,218,761
	Department Stores (0.4%)
8,700	Kohl’s Corp.*	419,253

	Discount Stores (0.6%)
11,800	Target Corp.	533,950

	Electric Utilities (2.3%)
6,900	Consolidated Edison, Inc.	290,076
9,950	Edison International	263,774
8,910	Entergy Corp.	540,035
15,740	Exelon Corp.	577,501
10,700	FirstEnergy Corp.	439,556
		2,110,942
	Finance/Rental/Leasing (0.8%)
11,670	Freddie Mac	761,351

	Financial Conglomerates (3.3%)
22,120	Citigroup, Inc.	975,934
38,966	J.P. Morgan Chase & Co.	1,548,119
11,690	Prudential Financial, Inc.	549,898
		3,073,951

	Financial Publishing/Services (0.7%)
24,530	Equifax, Inc.	646,611

	Food: Major Diversified (0.6%)
16,250	Kraft Foods Inc. (Class A)	515,450

	Food: Specialty/Candy (0.5%)
15,500	Cadbury Schweppes PLC (ADR) (United Kingdom)	479,105

	Hotels/Resorts/Cruiselines (1.0%)
11,400	Hilton Hotels Corp.	214,776
8,600	Marriott International, Inc. (Class A)	446,856
5,830	Starwood Hotels & Resorts Worldwide, Inc.	270,629
		932,261
	Household/Personal Care (0.9%)
13,260	Kimberly-Clark Corp.	856,463

	Industrial Conglomerates (1.2%)
22,200	General Electric Co.	745,476
5,176	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	351,813
		1,097,289
	Industrial Machinery (0.5%)
8,020	Parker-Hannifin Corp.	472,057

	Information Technology Services (1.0%)
22,000	Accenture Ltd. (Class A) (ADR) (Bermuda)*	595,100
4,250	International Business Machines Corp.	364,395
		959,495
	Integrated Oil (4.7%)
26,650	BP PLC (ADR) (United Kingdom)	1,533,174
10,729	ConocoPhillips	888,898
19,970	Exxon Mobil Corp.	965,150
18,300	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	944,280
		4,331,502
	Investment Banks/Brokers (2.1%)
1,400	Goldman Sachs Group, Inc. (The)	130,536
11,900	Lehman Brothers Holdings Inc.	948,668
17,010	Merrill Lynch & Co., Inc.	845,737
		1,924,941
	Life/Health Insurance (0.6%)
13,400	MetLife, Inc.	517,910

	Major Banks (1.1%)
15,860	Bank of America Corp.	687,214
6,460	PNC Financial Services Group	349,486
		1,036,700
	Major Telecommunications (2.0%)
12,300	SBC Communications, Inc.	319,185
37,820	Sprint Corp. (FON Group)	761,317
18,730	Verizon Communications Inc.	737,587
		1,818,089
	Managed Health Care (0.5%)
6,600	CIGNA Corp.	459,558

	Media Conglomerates (2.2%)
36,930	Disney (Walt) Co. (The)	832,771
72,920	Time Warner Inc.*	1,176,929
		2,009,700
	Medical Specialties (0.9%)
12,440	Bausch & Lomb, Inc.	826,638

	Motor Vehicles (1.1%)
40,750	Honda Motor Co., Ltd. (ADR) (Japan)	992,670

	Multi-Line Insurance (0.8%)
11,660	Hartford Financial Services Group, Inc. (The)	722,104

	Oil Refining/Marketing (0.6%)
6,650	Valero Energy Corp.	533,397

	Oilfield Services/Equipment (1.5%)
20,390	Schlumberger Ltd. (Netherlands; Antilles)	1,372,451

	Packaged Software (0.9%)
15,100	Computer Associates International, Inc.	397,130
17,130	Microsoft Corp.	473,645
		870,775

	Pharmaceuticals: Major (4.4%)
68,550	Bristol-Myers Squibb Co.	1,622,579
8,460	Roche Holdings Ltd. (ADR) (Switzerland)	877,725
5,500	Sanofi-Aventis (ADR) (France)	201,355
48,500	Schering-Plough Corp.	924,410
11,300	Wyeth	422,620
		4,048,689
	Precious Metals (0.7%)
13,310	Newmont Mining Corp.	606,004

	Property - Casualty Insurers (1.8%)
16,130	Chubb Corp. (The)	1,133,616
16,783	St. Paul Travelers Companies, Inc.	554,846
		1,688,462
	Railroads (1.3%)
33,110	Norfolk Southern Corp.	984,691
3,790	Union Pacific Corp.	222,094
		1,206,785
	Restaurants (0.4%)
13,450	McDonald’s Corp.	377,004

	Telecommunication Equipment (0.3%)
14,650	Motorola, Inc.	264,286

	Tobacco (0.3%)
6,750	Altria Group, Inc.	317,520

	Wireless Telecommunications (0.4%)
24,600	AT&T Wireless Services, Inc.*	363,588

	Total Common Stocks (Cost $38,154,065)	45,789,693

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Convertible Bonds (18.4%)
	Airlines (1.1%)
$1,500	Continental Airlines Inc.	4.50%		02/01/07	1,072,500

	Biotechnology (2.2%)
1,250	Enzon Pharmaceuticals, Inc.	4.50		07/01/08	1,173,437
800	Invitrogen, Inc. - 144A**	2.00		08/01/23	884,000
					2,057,437
	Cable/Satellite TV (1.1%)
1,000	Echostar Communications Corp.	5.75		05/15/08	1,021,250

	Contract Drilling (2.3%)
3,600	Diamond Offshore Drilling Inc.	.00		06/06/20	2,115,000

	Electric Utilities (0.4%)
173	PG&E Corp.	9.50		06/30/10	428,824

	Electronic Components (1.0%)
1,000	SCI Systems, Inc.	3.00	††	03/15/07	945,000

	Electronic Equipment/Instruments (0.2%)
221	Agilent Technologies, Inc.	3.00		12/01/21	222,657

	Electronic Production Equipment (1.2%)
1,100	Veeco Instruments, Inc.	4.125		12/21/08	1,083,500

	Hospital/Nursing Management (2.2%)
1,000	Community Health Systems	4.25		10/15/08	1,036,250
1,000	Lifepoint Hospitals Holdings	4.50		06/01/09	995,000
					2,031,250
	Hotels/Resorts/Cruiselines (1.2%)
1,000	Hilton Hotels Corp. - 144A**	3.375		04/15/23	1,103,750

	Household/Personal Care (1.3%)
1,000	Church & Dwight Co., Inc. - 144A**	5.25		08/15/33	1,177,500

	Industrial Conglomerates (1.5%)
1,000	Tyco Internatioanl Group SA (Luxembourg)	2.75		01/15/18	1,406,250

	Information Technology Services (1.1%)
1,000	Aether Systems, Inc.	6.00		03/22/05	1,012,000

	Internet Retail (1.0%)
901	Amazon.com, Inc.	4.75		02/01/09	898,748

	Investment Banks/Brokers (0.6%)
509	E*Trade Financial Corp.	6.00		02/01/07	522,998

	Total Convertible Bonds (Cost $16,604,263)				17,098,664

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (18.6%)
	Agricultural Commodities/Milling (1.8%)
1,460	Corn Products International Inc.	8.25	07/15/07	1,616,950

	Apparel/Footwear (1.4%)
1,250	Tommy Hilfiger USA Inc.	6.85	06/01/08	1,303,125

	Broadcasting (1.5%)
1,200	Clear Channel Communications, Inc.	8.00	11/01/08	1,362,031

	Building Products (1.5%)
1,200	American Standard, Inc.	8.25	06/01/09	1,386,000

	Electronic Distributors (1.7%)
1,500	BRL Universal Equipment Corp.	8.875	02/15/08	1,605,000

	Electronic Production Equipment (1.0%)
900	ChipPac International Co. Ltd. (Virgin Islands)	12.75	08/01/09	957,375

	Home Building (1.4%)
1,200	Toll Corp.	8.25	02/01/11	1,326,000

	Hospital/Nursing Management (1.0%)
851	Manor Care, Inc.	7.50	06/15/06	911,745

	Hotels/Resorts/Cruiselines (2.5%)
2,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	2,272,500

	Managed Health Care (1.2%)
1,000	Magelan Health Services, Inc. (Series A)	9.375	11/15/08	1,087,500

	Publishing: Newspapers (1.1%)
1,000	Media General Inc.	6.95	09/01/06	1,046,904

	Trucks/Construction/Farm Machinery (0.8%)
700	Navistar International (Series B)	9.375	06/01/06	754,250

	Wireless Telecommunications (1.7%)
1,500	Nextel Communications Inc.	9.375	11/15/09	1,595,625

	Total Corporate Bonds (Cost $16,947,465)			17,225,005

NUMBER OF SHARES		VALUE
	Convertible Preferred Stocks (8.0%)
	Computer Peripherals (0.6%)
10,000	Agilysys Inc. $3.375	560,000

	Electric Utilities (1.1%)
18,000	FPL Group, Inc. $4.00	1,007,460

	Major Banks (0.3%)
8,700	National Australia Bank, Ltd. $1.97 (Australia) (Units) ‡	295,104

	Major Telecommunications (1.1%)
20,000	ALLTEL Corp. $3.875 (Units) ‡		1,035,200

	Oil & Gas Pipelines (0.9%)
60,000	Williams Companies, Inc. $2.25		810,000

	Pharmaceuticals: Major (0.8%)
13,500	Schering-Plough Corp. $3.00		714,825

	Property - Casualty Insurers (0.7%)
30,000	Travelers Property Casualty Corp. $1.125		680,400

	Real Estate Investment Trusts (0.3%)
9,000	Equity Residential Properties Trust (Series E) $1.75		309,510

	Telecommunication Equipment (2.2%)
1,000	Lucent Technologies Capital Trust $77.50		1,200,000
16,250	Motorola, Inc. $3.50		813,800
			2,013,800
	Total Convertible Preferred Stocks (Cost $6,743,518)		7,426,299

	Total Investments (Cost $78,449,311) (a)	94.4%	87,539,661
	Other Assets in Excess of Liabilities	5.6	5,217,673
	Net Assets	100.0%	$92,757,334

ADR	American Depository Receipt.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
††	Variable rate security. Rate shown is the rate in effect at September 30, 2004.
‡	Consists of one or more class of securities traded together as a unit; preferred stocks with attached warrants.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $11,169,591 and the aggregate gross unrealized depreciation is $2,079,241, resulting in net unrealized appreciation of $9,090,350.

Morgan Stanley Variable Investment Series - Dividend Growth

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (99.0%)
	Air Freight/Couriers (0.2%)
20,800	FedEx Corp.	$1,782,352

	Aluminum (1.8%)
455,100	Alcoa, Inc.	15,286,809

	Apparel/Footwear (1.5%)
255,000	V.F. Corp.	12,609,750

	Apparel/Footwear Retail (0.1%)
65,700	Gap, Inc. (The)	1,228,590

	Auto Parts: O.E.M. (1.4%)
213,700	Johnson Controls, Inc.	12,140,297

	Beverages: Non-Alcoholic (1.4%)
296,800	Coca-Cola Co. (The)	11,886,840

	Biotechnology (0.5%)
73,300	Amgen Inc. *	4,154,644

	Chemicals: Major Diversified (2.6%)
493,000	Dow Chemical Co. (The)	22,273,740

	Computer Peripherals (1.0%)
99,200	Lexmark International, Inc. *	8,333,792

	Computer Processing Hardware (1.2%)
300,600	Dell Inc. *	10,701,360

	Data Processing Services (2.0%)
404,000	First Data Corp.	17,574,000

	Discount Stores (3.0%)
581,200	Target Corp.	26,299,300

	Drugstore Chains (1.2%)
246,900	CVS Corp.	10,401,897

	Electric Utilities (2.8%)
470,800	Exelon Corp.	17,273,652
102,700	FPL Group, Inc.	7,016,464
		24,290,116

	Electronic Production Equipment (0.1%)
61,100	Teradyne, Inc. *	818,740

	Finance/Rental/Leasing (2.2%)
66,200	Fannie Mae	4,197,080
572,400	MBNA Corp.	14,424,480
		18,621,560
	Financial Conglomerates (4.2%)
570,700	Citigroup, Inc.	25,179,284
269,600	J.P. Morgan Chase & Co.	10,711,208
		35,890,492
	Food Distributors (0.5%)
144,100	SYSCO Corp.	4,311,472

	Food: Major Diversified (2.6%)
464,000	PepsiCo, Inc.	22,573,600

	Home Improvement Chains (2.9%)
627,100	Home Depot, Inc. (The)	24,582,320

	Household/Personal Care (4.5%)
378,000	Avon Products, Inc.	16,511,040
404,800	Procter & Gamble Co. (The)	21,907,776
		38,418,816
	Industrial Conglomerates (8.7%)
336,300	3M Co.	26,893,911
677,500	General Electric Co.	22,750,450
276,000	United Technologies Corp.	25,772,880
		75,417,241
	Information Technology Services (4.1%)
558,100	Accenture Ltd. (Class A) (Bermuda) *	15,096,605
235,100	International Business Machines Corp.	20,157,474
		35,254,079
	Integrated Oil (7.5%)
399,200	BP PLC (ADR) (United Kingdom)	22,965,976
323,000	ChevronTexaco Corp.	17,325,720
503,800	Exxon Mobil Corp.	24,348,654
		64,640,350
	Internet Software/Services (0.4%)
109,100	Yahoo! Inc. *	3,699,581

	Investment Banks/Brokers (4.4%)
108,400	Goldman Sachs Group, Inc. (The)	10,107,216
109,300	Lehman Brothers Holdings Inc.	8,713,396
388,700	Merrill Lynch & Co., Inc.	19,326,164
		38,146,776
	Investment Managers (1.4%)
427,000	Mellon Financial Corp.	11,823,630

	Life/Health Insurance (1.9%)
348,200	Lincoln National Corp.	16,365,400

	Major Banks (4.6%)
786,200	Bank of America Corp.	34,066,046
97,100	Comerica, Inc.	5,762,885
		39,828,931
	Major Telecommunications (2.2%)
479,200	Verizon Communications Inc.	18,870,896

	Managed Health Care (1.6%)
82,360	Anthem, Inc. *	7,185,910
195,400	Caremark Rx, Inc. *	6,266,478
		13,452,388
	Medical Specialties (1.0%)
172,800	Medtronic, Inc.	8,968,320

	Motor Vehicles (0.3%)
42,000	Harley-Davidson, Inc.	2,496,480

	Multi-Line Insurance (2.5%)
319,400	American International Group, Inc.	21,716,006

	Office Equipment/Supplies (2.1%)
401,400	Pitney Bowes, Inc.	17,701,740

	Oil & Gas Production (0.8%)
95,100	Devon Energy Corp.	6,753,051

	Oilfield Services/Equipment (0.8%)
204,900	Halliburton Co.	6,903,081

	Other Consumer Services (0.6%)
56,400	eBay Inc. *	5,185,416

	Packaged Software (4.1%)
24,000	Mercury Interactive Corp. *	837,120
1,094,000	Microsoft Corp.	30,249,100

114,300	SAP AG (ADR) (Germany)	4,451,985
		35,538,205
	Pharmaceuticals: Major (7.0%)
372,500	Bristol-Myers Squibb Co.	8,817,075
206,600	Johnson & Johnson	11,637,778
815,160	Pfizer, Inc.	24,943,896
396,700	Wyeth	14,836,580
		60,235,329
	Pharmaceuticals: Other (0.8%)
278,400	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	7,224,480

	Railroads (0.5%)
116,700	Burlington Northern Santa Fe Corp.	4,470,777

	Semiconductors (1.8%)
69,100	Advanced Micro Devices, Inc. *	898,300
252,100	Intel Corp.	5,057,126
115,600	Marvell Technology Group Ltd. (Bermuda) *	3,020,628
58,000	National Semiconductor Corp.	898,420
49,100	STMicroelectronics N.V. (Netherlands)	848,448
183,600	Texas Instruments Inc.	3,907,008
30,300	Xilinx, Inc.	818,100
		15,448,030
	Telecommunication Equipment (0.9%)
298,800	Nokia Corp. (ADR) (Finland)	4,099,536
93,200	QUALCOMM Inc.	3,638,528
		7,738,064
	Telecommunications (0.7%)
333,900	Cisco Systems, Inc. *	6,043,590

	Trucks/Construction/Farm Machinery (0.6%)
83,500	Deere & Co.	5,389,925

	TOTAL COMMON STOCKS (Cost $658,088,289)	853,492,253

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	CONVERTIBLE BOND (0.1%)
	Wireless Telecommunications
$975	Nextel Communications, Inc. (Cost $938,438)	5.25%	01/15/10	976,219

	SHORT-TERM INVESTMENT (1.2%)
	U.S. Government Agency
9,900	Federal Home Loan Banks (Cost $9,900,000)(a)	1.65	10/01/04	9,900,000

	TOTAL INVESTMENTS (Cost $668,926,727)(b)		100.3%	864,368,472
	LIABILITIES IN EXCESS OF OTHER ASSETS		(0.3)	(2,441,445)
	NET ASSETS		100.0%	$861,927,027

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $204,355,106 and the aggregate gross unrealized depreciation is $8,913,361, resulting in net unrealized appreciation of $195,441,745.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE

	Common Stocks (96.3%)
	Australia (1.4%)
	Beverages: Alcoholic
403,169	Foster’s Group Ltd.	$ 1,386,954

	Major Banks
116,681	National Australia Bank Ltd.	2,289,579

	Total Australia	3,676,533

	Bermuda (1.6%)
	Property - Casualty Insurers
42,418	Tyco International Ltd.	1,300,536
36,402	XL Capital Ltd. (Class A)	2,693,384
		3,993,920

	France (6.3%)
	Construction Materials
37,384	Lafarge S.A.	3,275,009

	Food: Major Diversified
21,366	Groupe Danone	1,681,794

	Integrated Oil
21,017	Total S.A.	4,286,081

	Major Banks
52,779	BNP Paribas S.A.	3,412,796

	Pharmaceuticals: Major
51,103	Sanofi-Aventis	3,711,120

	Total France	16,366,800

	Germany (1.9%)
	Chemicals: Major Diversified
62,034	BASF AG	3,660,259

	Motor Vehicles
30,350	Bayerische Motoren Werke (BMW) AG	1,249,201

	Total Germany	4,909,460

	Hong Kong (0.6%)
	Electric Utilities
343,000	Hong Kong Electric Holdings Ltd.	1,521,962

	Ireland (1.8%)
	Food: Specialty/Candy
70,474	Kerry Group PLC (A Shares)	1,559,893

	Major Banks
226,339	Bank of Ireland	3,053,760

	Total Ireland	4,613,653

	Italy (3.2%)
	Integrated Oil
205,298	ENI SpA	4,605,396

	Major Telecommunications
1,616,237	Telecom Italia SpA - RNC	3,708,064

	Total Italy	8,313,460

	Japan (11.5%)
	Electrical Products
230,000	Sumitomo Electric Industries, Ltd.	2,043,052

	Electronic Equipment/Instruments
70,000	Canon, Inc.	3,293,370

	Electronics/Appliances
112,000	Fuji Photo Film Co., Ltd.	3,682,471

	Home Building
217,000	Sekisui House, Ltd.	2,073,424

	Household/Personal Care
136,000	Kao Corp.	3,007,811

	Major Telecommunications
415	Nippon Telegraph & Telephone Corp.	1,654,723

	Motor Vehicles
66,000	Toyota Motor Corp.	2,529,700

	Pharmaceuticals: Major
66,900	Sankyo Co., Ltd.	1,415,776
90,100	Takeda Pharmaceutical Co., Ltd.	4,091,735
		5,507,511

	Pharmaceuticals: Other
81,600	Yamanouchi Pharmaceutical Co., Ltd.	2,638,474

	Property - Casualty Insurers
154,000	Mitsui Sumitomo Insurance Co., Ltd.	1,271,444

	Semiconductors
19,700	Rohm Co., Ltd.	1,982,525

	Total Japan	29,684,505

	Netherlands (3.6%)
	Beverages: Alcoholic
3,918	Heineken NV	118,098

	Food: Major Diversified
40,669	Unilever NV (Share Certificates)	2,342,491

	Industrial Conglomerates
45,643	Koninklijke (Royal) Philips Electronics NV	1,046,600

	Integrated Oil
114,244	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	5,894,990

	Total Netherlands	9,402,179

	South Korea (0.9%)
	Wireless Telecommunications
112,749	SK Telecom Co., Ltd. (ADR)	2,192,968

	Spain (1.1%)
	Major Telecommunications
194,075	Telefonica S.A.	2,908,054

	Switzerland (6.2%)
	Chemicals: Agricultural
29,762	Syngenta AG*	2,843,579

	Construction Materials
28,756	Holcim Ltd. (Regular Shares)	1,520,339

	Financial Conglomerates
37,211	UBS AG (Registered Shares)	2,626,132

	Food: Major Diversified
21,049	Nestle S.A. (Registered Shares)	4,833,412

	Pharmaceuticals: Major
61,252	Novartis AG (Registered Shares)	2,862,197
13,655	Roche Holding AG	1,414,287
		4,276,484

	Total Switzerland	16,099,946

	United Kingdom (21.7%)
	Advertising/Marketing Services
152,963	WPP Group PLC	1,425,641
277,617	Yell Group PLC	1,772,734
		3,198,375

	Aerospace & Defense
715,848	Rolls-Royce Group PLC*	3,284,041

	Beverages: Alcoholic
424,008	Allied Domecq PLC	3,602,344
258,428	Diageo PLC	3,230,182
		6,832,526

	Electric Utilities
201,141	National Grid Transco PLC	1,698,861
196,026	Scottish & Southern Energy PLC	2,766,238
		4,465,099

	Food: Specialty/Candy
513,494	Cadbury Schweppes PLC	3,953,326

	Investment Managers
220,667	Amvescap PLC	1,194,218

	Life/Health Insurance
188,861	Prudential PLC	1,541,258

	Major Banks
305,601	Barclays PLC	2,934,060
156,914	Royal Bank of Scotland Group PLC	4,536,625
		7,470,685

	Miscellaneous Commercial Services
426,918	Rentokil Initial PLC	1,163,910

	Other Transportation
193,693	BAA PLC	1,942,092

	Pharmaceuticals: Major
317,931	GlaxoSmithKline PLC	6,859,350

	Publishing: Books/Magazines
720,595	Reed Elsevier PLC	6,330,986

	Tobacco
122,374	Imperial Tobacco Group PLC	2,669,033

	Wireless Telecommunications
2,125,068	Vodafone Group PLC	5,091,044

	Total United Kingdom	55,995,943

	United States (34.5%)
	Aerospace & Defense
79,681	Boeing Co.	4,113,133
28,894	General Dynamics Corp.	2,950,077
75,680	Northrop Grumman Corp.	4,036,014
		11,099,224

	Aluminum
81,279	Alcoa, Inc.	2,730,162

	Apparel/Footwear Retail
65,694	Gap, Inc. (The)	1,228,478

	Beverages: Non-Alcoholic
30,912	Coca-Cola Co. (The)	1,238,026

	Chemicals: Major Diversified
17,005	Du Pont (E.I.) de Nemours & Co.	727,814

	Computer Processing Hardware
152,865	Hewlett-Packard Co.	2,866,219

	Data Processing Services
74,702	First Data Corp.	3,249,537

	Electrical Products
15,451	Emerson Electric Co.	956,262

	Financial Conglomerates
111,093	Citigroup, Inc.	4,901,423
52,519	Prudential Financial, Inc.	2,470,494
		7,371,917
	Industrial Conglomerates
16,483	United Technologies Corp.	1,539,183

	Information Technology Services
68,256	International Business Machines Corp.	5,852,269

	Integrated Oil
44,634	ChevronTexaco Corp.	2,394,168
41,743	Exxon Mobil Corp.	2,017,439
		4,411,607

	Investment Banks/Brokers
50,032	Merrill Lynch & Co., Inc.	2,487,591

	Investment Managers
109,771	Mellon Financial Corp.	3,039,559

	Major Telecommunications
140,046	SBC Communications, Inc.	3,634,194
110,322	Verizon Communications Inc.	4,344,480
		7,978,674

	Pharmaceuticals: Major
121,346	Bristol-Myers Squibb Co.	2,872,260
37,600	Merck & Co., Inc.	1,240,800
112,522	Pfizer, Inc.	3,443,173
141,749	Wyeth	5,301,413
		12,857,646

	Property - Casualty Insurers
89,343	St. Paul Travelers Companies, Inc. (The)	2,953,680

	Publishing: Newspapers
39,650	New York Times Co. (The) (Class A)	1,550,315

	Pulp & Paper
55,358	Georgia-Pacific Corp.	1,990,120

	Restaurants
108,250	McDonald’s Corp.	3,034,247

	Specialty Insurance
40,396	MBIA Inc.	2,351,451

	Tobacco
108,888	Altria Group, Inc.	5,122,092
92,301	Loews Corp.- Carolina Group	2,249,375
		7,371,467

	Total United States	88,885,448

	Total Common Stocks (Cost $213,898,861)	248,564,831

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (3.1%)
	U.S. Government Agency
$8,000	Federal Home Loan Banks 1.65% due 10/01/04 (Cost $8,000,000) (a)		8,000,000

	Total Investments (Cost $221,898,861) (b)	99.4%	256,564,831

Other Assets in Excess of Liabilities	0.6	1,481,967

Net Assets	100.0%	$258,046,798

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $42,413,609 and the aggregate gross unrealized depreciation is $7,747,639, resulting in net unrealized appreciation of $34,665,970.

Morgan Stanley Variable Investment Series - Global Dividend Growth

Summary of Investments September 30, 2004 (unaudited)

INDUSTRY	PERCENT OF VALUE	NET ASSETS
Pharmaceuticals: Major	$33,212,111	12.9%
Integrated Oil	19,198,074	7.4
Major Telecommunications	16,249,515	6.3
Major Banks	16,226,820	6.3
Aerospace & Defense	14,383,265	5.6
Tobacco	10,040,500	3.9
Financial Conglomerates	9,998,049	3.9
Food: Major Diversified	8,857,697	3.4
Beverages: Alcoholic	8,337,578	3.2
U.S. Government Agency	8,000,000	3.1
Wireless Telecommunications	7,284,012	2.8
Property - Casualty Insurers	6,918,508	2.7
Publishing: Books/Magazines	6,330,986	2.4
Electric Utilities	5,987,061	2.3
Information Technology Services	5,852,269	2.3
Food: Specialty/Candy	5,513,219	2.1
Construction Materials	4,795,348	1.9
Chemicals: Major Diversified	4,388,073	1.7
Investment Managers	4,233,777	1.6
Industrial Conglomerates	3,886,319	1.5
Motor Vehicles	3,778,901	1.5
Electronics/Appliances	3,682,471	1.4
Electronic Equipment/Instruments	3,293,370	1.3
Data Processing Services	3,249,537	1.3
Advertising/Marketing Services	3,198,375	1.2
Restaurants	3,034,247	1.2
Household/Personal Care	3,007,811	1.2
Electrical Products	2,999,314	1.2
Computer Processing Hardware	2,866,219	1.1
Chemicals: Agricultural	2,843,579	1.1
Aluminum	2,730,162	1.0
Pharmaceuticals: Other	2,638,474	1.0
Investment Banks/Brokers	2,487,591	1.0
Specialty Insurance	2,351,451	0.9
Home Building	2,073,424	0.8
Pulp & Paper	1,990,120	0.8
Semiconductors	1,982,525	0.8
Other Transportation	1,942,092	0.7
Publishing: Newspapers	1,550,315	0.6
Life/Health Insurance	1,541,258	0.6
Beverages: Non-Alcoholic	1,238,026	0.5
Apparel/Footwear Retail	1,228,478	0.5
Miscellaneous Commercial Services	1,163,910	0.4

	$256,564,831	99.4%

TYPE OF INVESTMENT
Common Stocks	$248,564,831	96.3%
Short-Term Investment	8,000,000	3.1

	$256,564,831	99.4%

Morgan Stanley Variable Investment Series - European Growth
Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE

	Common and Preferred Stocks (97.0%) Denmark (2.6%)
	Beverages: Alcoholic
51,482	Carlsberg AS (Series B)	$2,408,153

	Pharmaceuticals: Major
52,207	Novo Nordisk AS (Series B)	2,860,705

	Total Denmark	5,268,858

	Finland (4.2%)
	Information Technology Services
124,254	TietoEnator Oyj	3,603,170

	Multi-Line Insurance
193,505	Sampo Oyj (A Shares)	2,141,549

	Telecommunication Equipment
201,509	Nokia Oyj	2,776,387

	Total Finland	8,521,106

	France (12.4%)
	Broadcasting
34,733	M6 Metropole Television	930,323

	Data Processing Services
52,301	Atos Origin SA*	2,890,863

	Electrical Products
28,597	Schneider Electric S.A.	1,850,917

	Integrated Oil
31,532	Total S.A.	6,430,447

	Major Banks
41,133	BNP Paribas S.A.	2,659,742

	Major Telecommunications
187,041	France Telecom S.A.*	4,665,665

	Multi-Line Insurance
192,020	Axa	3,889,675

	Pharmaceuticals: Major
22,711	Sanofi-Aventis	1,649,282

	Total France	24,966,914

	Germany (13.3%)
	Apparel/Footwear
19,694	Adidas-Salomon AG	2,751,394

	Department Stores
22,981	Metro AG	1,026,767

	Industrial Conglomerates
62,401	Siemens AG	4,594,438

	Investment Banks/Brokers
73,339	Deutsche Boerse AG	3,713,544

	Major Telecommunications
50,721	Deutsche Telekom AG (Registered Shares)*	942,289

	Medical/Nursing Services
48,483	Fresenius Medical Care AG	3,717,396

	Motor Vehicles
63,613	Bayerische Motoren Werke (BMW) AG	2,618,301
2,785	Porsche AG (Pref.)	1,811,815
		4,430,116

	Multi-Line Insurance
17,095	Allianz AG (Registered Shares)	1,723,781

	Packaged Software
17,773	SAP AG	2,764,801

	Semiconductors
93,952	Infineon Technologies AG*	960,337

	Total Germany	26,624,863

	Italy (4.2%)
	Integrated Oil
136,380	ENI SpA	3,059,377

	Major Banks
133,931	SanPaolo IMI SpA	1,513,878

315,128	UniCredito Italiano SpA	1,590,958
		3,104,836
	Major Telecommunications
744,935	Telecom Italia SpA	2,301,922

	Total Italy	8,466,135

	Netherlands (8.4%)
	Electronic Production Equipment
139,532	ASML Holding NV*	1,797,543

	Financial Conglomerates
70,573	ING Groep NV (Share Certificates)	1,783,233

	Food: Specialty/Candy
127,282	Royal Numico NV*	4,058,175

	Industrial Conglomerates
166,249	Koninklijke (Royal) Philips Electronics NV	3,812,113

	Integrated Oil
30,434	Royal Dutch Petroleum Co.*	1,569,419

	Life/Health Insurance
163,257	Aegon NV	1,762,128

	Publishing: Books/Magazines
120,151	Wolters Kluwer NV	2,024,475

	Total Netherlands	16,807,086

	Norway (0.6%)
	Major Telecommunications
154,918	Telenor ASA	1,183,241

	Spain (7.9%)
	Cable/Satellite TV
40,523	Sogecable, S.A.*	1,632,647

	Engineering & Construction
156,768	ACS Actividades de Construccion y Servicios SA	2,859,785
23,276	Grupo Ferrovial, S.A.	1,040,526
		3,900,311
	Major Banks
333,560	Banco Bilbao Vizcaya Argentaria, S.A.	4,595,783

	Major Telecommunications
387,512	Telefonica S.A.	5,806,548

	Total Spain	15,935,289

	Sweden (6.8%)
	Auto Parts: O.E.M.
64,150	Autoliv, Inc. (SDR)	2,563,322

	Electronics/Appliances
65,384	Electrolux AB (Series B)	1,194,089

	Industrial Machinery
263,809	Assa Abloy AB (B Shares)	3,305,491

	Metal Fabrications
87,824	SKF AB (B Shares)	3,334,432

	Miscellaneous Commercial Services
107,757	Securitas AB (B Shares)	1,435,261

	Telecommunication Equipment
611,039	Telefonaktiebolaget LM Ericsson (B Shares)*	1,896,230

	Total Sweden	13,728,825

	Switzerland (6.7%)
	Financial Conglomerates
71,930	UBS AG (Registered Shares)	5,076,393

	Other Consumer Specialties
58,494	Compagnie Financiere Richemont AG (Series A)	1,622,615

	Personnel Services
10,625	Adecco S.A. (Registered Shares)	528,904

	Pharmaceuticals: Major
131,976	Novartis AG (Registered Shares)	6,167,004

	Total Switzerland	13,394,916

	United Kingdom (29.9%)
	Advertising/Marketing Services
363,256	WPP Group PLC	3,385,607

	Broadcasting
796,258	ITV PLC	1,554,209

	Cable/Satellite TV
392,296	British Sky Broadcasting Group PLC	3,405,762

	Food Retail
950,606	Tesco PLC	4,912,070

	Integrated Oil
506,087	BP PLC	4,835,996

	Investment Managers
162,195	Amvescap PLC	877,776

	Life/Health Insurance
366,326	Prudential PLC	2,989,516

	Major Banks
397,044	Barclays PLC	3,812,000
466,585	HSBC Holdings PLC	7,412,568
140,791	Royal Bank of Scotland Group PLC	4,070,485
		15,295,053
	Medical Specialties
251,041	Smith & Nephew PLC	2,310,185

	Miscellaneous Commercial Services
549,445	Hays PLC	1,321,287

	Other Metals/Minerals
291,591	Vedanta Resources PLC	1,901,581

	Pharmaceuticals: Major
55,984	AstraZeneca PLC	2,297,050
208,573	GlaxoSmithKline PLC	4,499,955
		6,797,005
	Publishing: Books/Magazines
155,660	EMAP PLC	2,123,295

	Restaurants
214,671	Compass Group PLC	857,473

	Specialty Stores
467,658	MFI Furniture Group PLC	893,756

	Wireless Telecommunications
2,695,954	Vodafone Group PLC	6,458,721

	Total United Kingdom	59,919,292

	Total Common and Preferred Stocks (Cost $163,270,147)	194,816,525

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (a) (2.7%) U.S. Government Obligation
$5,400	Federal Home Loan Bank 1.65% due 10/01/04 (Cost $5,400,000)		5,400,000

	Total Investments (Cost $168,670,147) (b)	99.7%	200,216,525

	Other Assets in Excess of Liabilities	0.3	541,173

	Net Assets	100.0%	$200,757,698

SDR	Swedish Depository Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $36,597,983 and the aggregate gross unrealized depreciation is $5,051,605, resulting in net unrealized appreciation of $31,546,378.

Summary of Investments

INDUSTRY	VALUE	PERSENT OF NET ASSETS

Major Banks	$25,655,414	12.8%
Pharmaceuticals: Major	17,473,996	8.7
Integrated Oil	15,895,239	7.9
Major Telecommunications	14,899,665	7.4
Industrial Conglomerates	8,406,551	4.2
Multi-Line Insurance	7,755,005	3.9
Financial Conglomerates	6,859,626	3.4
Wireless Telecommunications	6,458,721	3.2
U.S. Government Obligations	5,400,000	2.7
Cable/Satellite TV	5,038,409	2.5
Food Retail	4,912,070	2.4
Life/Health Insurance	4,751,644	2.4
Telecommunication Equipment	4,672,617	2.3
Motor Vehicles	4,430,116	2.2
Publishing: Books/Magazines	4,147,770	2.1
Food: Specialty/Candy	4,058,175	2.0
Engineering & Construction	3,900,311	1.9
Medical/Nursing Services	3,717,396	1.9
Investment Banks/Brokers	3,713,544	1.9
Information Technology Services	3,603,170	1.8
Advertising/Marketing Services	3,385,607	1.7
Metal Fabrications	3,334,432	1.7

Industrial Machinery	3,305,491	1.6
Data Processing Services	2,890,863	1.4
Packaged Software	2,764,801	1.4
Miscellaneous Commercial Services	2,756,548	1.4
Apparel/Footwear	2,751,394	1.4
Auto Parts: O.E.M.	2,563,322	1.3
Broadcasting	2,484,532	1.2
Beverages: Alcoholic	2,408,153	1.2
Medical Specialties	2,310,185	1.2
Other Metals/Minerals	1,901,581	0.9
Electrical Products	1,850,917	0.9
Electronic Production Equipment	1,797,543	0.9
Other Consumer Specialties	1,622,615	0.8
Electronics/Appliances	1,194,089	0.6
Department Stores	1,026,767	0.5
Semiconductors	960,337	0.5
Specialty Stores	893,756	0.4
Investment Managers	877,776	0.4
Restaurants	857,473	0.4
Personnel Services	528,904	0.3

	$200,216,525	99.7%

TYPE OF INVESTMENT
Common Stocks	193,004,710	96.1%
Short-Term Investment	5,400,000	2.7
Preferred Stocks	1,811,815	0.9

	200,216,525	99.7%

Morgan Stanley Variable Investment Series - Equity
Portfolio of Investments  September 30, 2004 (unaudited)

NUMBER OF SHARES			VALUE
	Common Stocks (97.7%)
	Advertising/Marketing Services (1.2%)
178,600	Lamar Advertising Co. (Class A)	*	$7,431,546

	Apparel/Footwear (1.0%)
143,700	Coach, Inc.	*	6,095,754

	Apparel/Footwear Retail (0.8%)
136,800	Chico’s FAS, Inc.	*	4,678,560

	Beverages: Non-Alcoholic (0.6%)
122,500	Cott Corp. (Canada)	*	3,532,900

	Biotechnology (4.7%)
113,000	Amgen Inc.	*	6,404,840
146,400	Biogen Idec Inc.	*	8,955,288
30,500	Celgene Corp.	*	1,776,015
76,200	Genzyme Corp.	*	4,146,042
214,000	Gilead Sciences, Inc.	*	7,999,320
			29,281,505
	Broadcasting (1.6%)
128,800	Univision Communications Inc. (Class A)	*	4,071,368
197,200	XM Satellite Radio Holdings Inc. (Class A)	*	6,117,144
			10,188,512
	Cable/Satellite TV (0.5%)
95,200	EchoStar Communications Corp. (Class A)	*	2,962,624

	Casino/Gaming (2.8%)
361,200	GTECH Holdings Corp.		9,145,584
163,500	Wynn Resorts, Ltd.	*	8,451,315
			17,596,899
	Chemicals: Agricultural (0.8%)
81,600	Potash Corp. of Saskatchewan, Inc. (Canada)		5,236,272

	Coal (1.9%)
197,400	Peabody Energy Corp.		11,745,300

	Computer Communications (0.3%)
100,100	Cisco Systems, Inc.	*	1,811,810

	Computer Peripherals (0.5%)
39,400	Lexmark International, Inc.	*	3,309,994

	Computer Processing Hardware (1.0%)
172,400	Dell Inc.	*	6,137,440

	Data Processing Services (0.4%)
57,900	First Data Corp.		2,518,650

	Discount Stores (0.5%)
103,800	Dollar Tree Stores, Inc.	*	2,797,410

	Electric Utilities (1.0%)
274,100	Duke Energy Corp.		6,274,149

	Electrical Products (1.2%)
123,000	Cooper Industries Ltd. (Class A) (Bermuda)		7,257,000

	Finance/Rental/Leasing (2.5%)
118,100	Capital One Financial Corp.		8,727,590
106,800	Freddie Mac		6,967,632
			15,695,222
	Financial Publishing/Services (1.2%)
99,700	Moody’s Corp.		7,303,025

	Food: Major Diversified (0.5%)
77,500	Kellogg Co.		3,306,150

	Home Improvement Chains (0.4%)
65,000	Home Depot, Inc. (The)		2,548,000

	Hotels/Resorts/Cruiselines (1.5%)
137,900	Carnival Corp. (Panama)		6,521,291
69,200	Royal Caribbean Cruises Ltd. (Liberia)		3,017,120
			9,538,411
	Household/Personal Care (3.2%)
113,700	Avon Products, Inc.		4,966,416
86,800	Clorox Co. (The)		4,626,440
121,400	Estee Lauder Companies, Inc. (The) (Class A)		5,074,520
67,320	Gillette Co. (The)		2,809,937
34,800	Kimberly-Clark Corp.		2,247,732
			19,725,045
	Industrial Conglomerates (2.4%)
60,400	Danaher Corp.		3,097,312
109,600	General Electric Co.		3,680,368
175,500	Tyco International Ltd. (Bermuda)		5,380,830
32,100	United Technologies Corp.		2,997,498
			15,156,008
	Information Technology Services (1.2%)
236,000	Cognizant Technology Solutions Corp.	*	7,200,360

	Insurance Brokers/Services (0.8%)
112,700	ChoicePoint Inc.	*	4,806,655

	Integrated Oil (1.2%)
229,200	Suncor Energy, Inc. (Canada)		7,336,692

	Internet Retail (0.1%)
12,700	Blue Nile Inc.	*	427,736

	Internet Software/Services (3.8%)
691,300	Yahoo! Inc.	*	23,441,983

	Investment Banks/Brokers (1.5%)
34,400	Goldman Sachs Group, Inc. (The)		3,207,456
145,000	Greenhill & Co., Inc.		3,422,000
52,650	Legg Mason, Inc.		2,804,665
			9,434,121
	Major Banks (1.4%)
106,900	Bank of America Corp.		4,631,977
491,400	Mitsubishi Tokyo Financial Group, Inc. (ADR) (Japan)		4,098,276
			8,730,253
	Managed Health Care (0.6%)
52,600	UnitedHealth Group Inc.		3,878,724

	Medical Specialties (9.6%)
65,500	Alcon, Inc. (Switzerland)		5,253,100
214,000	Dade Behring Holdings Inc.	*	11,923,652
106,700	Fisher Scientific International, Inc.	*	6,223,811
158,100	Guidant Corp.		10,440,924
92,800	INAMED Corp.	*	4,423,776
162,300	Kinetic Concepts, Inc.	*	8,528,865
87,900	Medtronic, Inc.		4,562,010
105,400	Zimmer Holdings, Inc.	*	8,330,816
			59,686,954
	Medical/Nursing Services (0.9%)
279,400	VCA Antech, Inc.	*	5,764,022

	Miscellaneous Commercial Services (1.2%)
109,600	Iron Mountain Inc.	*	3,709,960
104,500	Laureate Education Inc.	*	3,889,490
			7,599,450
	Motor Vehicles (0.4%)
111,100	Honda Motor Co., Ltd. (ADR) (Japan)		2,706,396

	Oil & Gas Production (5.3%)
143,300	Burlington Resources, Inc.		5,846,640
556,100	Ultra Petroleum Corp. (Canada)	*	27,276,705
			33,123,345
	Oilfield Services/Equipment (3.0%)
157,800	National-Oilwell, Inc.	*	5,185,308
222,500	Smith International, Inc.	*	13,512,425
			18,697,733
	Other Consumer Services (4.1%)
133,540	Apollo Group, Inc. (Class A)	*	9,797,830
169,500	eBay Inc.	*	15,583,830
			25,381,660
	Packaged Software (7.3%)
91,500	Adobe Systems, Inc.		4,526,505
267,500	McAfee Inc.		5,376,750
940,900	Microsoft Corp.		26,015,885
66,700	SAP AG (ADR) (Germany)		2,597,965
122,700	Symantec Corp.	*	6,733,776
			45,250,881
	Pharmaceuticals: Major (1.3%)
144,800	Johnson & Johnson		8,156,584

	Precious Metals (4.0%)
180,600	Glamis Gold Ltd. (Canada)	*	3,382,638
473,400	Newmont Mining Corp.		21,553,902
			24,936,540
	Property - Casualty Insurers (1.5%)
3,200	Berkshire Hathaway, Inc. (Class B)	*	9,187,200

	Recreational Products (1.8%)
436,600	WMS Industries, Inc.	*	11,216,254

	Restaurants (2.0%)
134,600	Applebee’s International, Inc.		3,402,688
340,400	Sonic Corp.	*	8,724,452
			12,127,140
	Semiconductors (1.4%)
324,400	Marvell Technology Group Ltd. (Bermuda)	*	8,476,572

	Specialty Stores (4.2%)
233,700	Claire’s Stores, Inc.		5,851,848
200,200	Dick’s Sporting Goods, Inc.	*	7,131,124
112,900	Guitar Center, Inc.	*	4,888,570
277,430	PETsMART, Inc.		7,876,238
			25,747,780
	Specialty Telecommunications (2.1%)
885,800	Crown Castle International Corp.	*	13,180,704

	Telecommunication Equipment (4.1%)
655,250	QUALCOMM Inc.		25,580,960

	Trucks/Construction/Farm Machinery (0.4%)
39,100	Deere & Co.		2,523,905

	Total Common Stocks (Cost $543,481,144)		606,728,790

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (a) (2.5%)
	U.S. Government Agency
$15,400	Federal Home Loan Banks 1.65% due 10/01/04 (Cost $15,400,000)		15,400,000

	Total Investments (Cost $558,881,144)(b)	100.2%	622,128,790

	Liabilities in Excess of Other Assets	(0.2)	(1,485,179)

	Net Assets	100.0%	$620,643,611

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $70,204,611 and the aggregate gross unrealized depreciation is $6,956,965, resulting in net unrealized appreciation of $63,247,646.

Morgan Stanley Variable Investment Series - S & P 500 Index
Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.8%)
	Advertising/Marketing Services (0.2%)
10,908	Interpublic Group of Companies, Inc. (The)*	$115,516
4,839	Omnicom Group, Inc.	353,537
		469,053
	Aerospace & Defense (1.3%)
21,692	Boeing Co.	1,119,741
5,166	General Dynamics Corp.	527,449
3,068	Goodrich Corp.	96,212
11,496	Lockheed Martin Corp.	641,247
9,264	Northrop Grumman Corp.	494,049
11,657	Raytheon Co.	442,733
4,578	Rockwell Collins, Inc.	170,027
		3,491,458
	Agricultural Commodities/Milling (0.1%)
16,821	Archer-Daniels-Midland Co.	285,621

	Air Freight/Couriers (1.1%)
7,763	FedEx Corp.	665,211
29,055	United Parcel Service, Inc. (Class B)	2,205,856
		2,871,067
	Airlines (0.1%)
3,246	Delta Air Lines, Inc.*	10,679
20,419	Southwest Airlines Co.	278,107
		288,786

	Alternative Power Generation (0.0%)
11,469	Calpine Corp.*	33,260

	Aluminum (0.3%)
22,478	Alcoa, Inc.	755,036

	Apparel/Footwear (0.5%)
4,419	Cintas Corp.	185,775
4,863	Coach, Inc.*	206,288
3,223	Jones Apparel Group, Inc.	115,383
2,784	Liz Claiborne, Inc.	105,012
6,815	Nike, Inc. (Class B)	537,022
1,528	Reebok International Ltd.	56,108
2,849	V.F. Corp.	140,883
		1,346,471
	Apparel/Footwear Retail (0.4%)
23,354	Gap, Inc. (The)	436,720
12,212	Limited Brands, Inc.	272,205
3,629	Nordstrom, Inc.	138,773
12,630	TJX Companies, Inc. (The)	278,365
		1,126,063
	Auto Parts: O.E.M. (0.3%)
3,859	Dana Corp.	68,266
14,502	Delphi Corp.	134,723
3,915	Eaton Corp.	248,250
4,916	Johnson Controls, Inc.	279,278
3,341	Visteon Corp.	26,695
		757,212
	Automotive Aftermarket (0.0%)
1,933	Cooper Tire & Rubber Co.	38,989
4,526	Goodyear Tire & Rubber Co. (The)*	48,609
		87,598
	Beverages: Alcoholic (0.4%)
20,699	Anheuser-Busch Companies, Inc.	1,033,915
3,135	Brown-Forman Corp. (Class B)	143,583
960	Coors (Adolph) Co. (Class B)	65,203
		1,242,701

	Beverages: Non-Alcoholic (1.1%)
62,698	Coca-Cola Co. (The)	2,511,055
12,120	Coca-Cola Enterprises Inc.	229,068
6,573	Pepsi Bottling Group, Inc. (The)	178,457
		2,918,580
	Biotechnology (1.3%)
32,715	Amgen Inc.*	1,854,286
8,744	Biogen Idec Inc.*	534,870
4,851	Chiron Corp.*	214,414
5,892	Genzyme Corp.*	320,584
11,126	Gilead Sciences, Inc.*	415,890
6,441	MedImmune, Inc.*	152,652
1,274	Millipore Corp.*	60,961
		3,553,657
	Broadcasting (0.3%)
15,247	Clear Channel Communications, Inc.	475,249
8,335	Univision Communications Inc. (Class A)*	263,469
		738,718
	Building Products (0.2%)
5,528	American Standard Companies, Inc.*	215,094
11,196	Masco Corp.	386,598
		601,692
	Cable/Satellite TV (0.6%)
57,751	Comcast Corp. (Class A)*	1,630,888

	Casino/Gaming (0.2%)
2,893	Harrah’s Entertainment, Inc.	153,271
8,906	International Game Technology	320,171
		473,442
	Chemicals: Agricultural (0.1%)
6,900	Monsanto Co.	251,298

	Chemicals: Major Diversified (1.0%)
24,276	Dow Chemical Co. (The)	1,096,790

25,787	Du Pont (E.I.) de Nemours & Co.	1,103,684
2,012	Eastman Chemical Co.	95,670
3,208	Engelhard Corp.	90,947
2,888	Hercules Inc.*	41,154
5,797	Rohm & Haas Co.	249,097
		2,677,342
	Chemicals: Specialty (0.3%)
5,868	Air Products & Chemicals, Inc.	319,102
1,310	Great Lakes Chemical Corp.	33,536
8,389	Praxair, Inc.	358,546
1,785	Sigma-Aldrich Corp.	103,530
		814,714
	Commercial Printing/Forms (0.1%)
1,288	Deluxe Corp.	52,834
5,662	Donnelley (R.R.) & Sons Co.	177,334
		230,168
	Computer Communications (1.2%)
11,697	Avaya Inc.*	163,056
174,725	Cisco Systems, Inc.*	3,162,523
2,387	QLogic Corp.*	70,679
		3,396,258
	Computer Peripherals (0.4%)
62,139	EMC Corp.*	717,084
3,354	Lexmark International, Inc.*	281,770
9,243	Network Appliance, Inc.*	212,589
		1,211,443
	Computer Processing Hardware (1.7%)
10,024	Apple Computer, Inc.*	388,430
64,515	Dell Inc.*	2,296,734
9,631	Gateway, Inc.*	47,673
78,038	Hewlett-Packard Co.	1,463,213
2,442	NCR Corp.*	121,099
85,950	Sun Microsystems, Inc.*	347,238
		4,664,387

	Construction Materials (0.0%)
1	Eagle Materials, Inc.	69
2,636	Vulcan Materials Co.	134,304
		134,373
	Containers/Packaging (0.2%)
2,910	Ball Corp.	108,921
2,760	Bemis Company, Inc.	73,361
3,884	Pactiv Corp.*	90,303
2,177	Sealed Air Corp.*	100,904
1,440	Temple-Inland, Inc.	96,696
		470,185
	Contract Drilling (0.3%)
3,835	Nabors Industries, Ltd. (Bermuda)*	181,587
3,460	Noble Corp.*	155,527
2,760	Rowan Companies, Inc.*	72,864
8,282	Transocean Inc. (Cayman Islands)*	296,330
		706,308
	Data Processing Services (1.0%)
3,307	Affiliated Computer Services, Inc. (Class A)*	184,101
15,095	Automatic Data Processing, Inc.	623,725
4,877	Computer Sciences Corp.*	229,707
3,684	Convergys Corp.*	49,476
22,158	First Data Corp.	963,873
5,046	Fiserv, Inc.*	175,903
9,770	Paychex, Inc.	294,566
7,453	SunGard Data Systems Inc.*	177,158
		2,698,509
	Department Stores (0.5%)
2,156	Dillard’s, Inc. (Class A)	42,559
4,642	Federated Department Stores, Inc.	210,886
8,829	Kohl’s Corp.*	425,470
7,531	May Department Stores Co.	193,020
7,447	Penney (J.C.) Co., Inc.	262,730
5,479	Sears, Roebuck & Co.	218,338
		1,353,003

	Discount Stores (2.8%)
2,974	Big Lots, Inc.*	36,372
11,917	Costco Wholesale Corp.	495,270
8,486	Dollar General Corp.	170,993
4,349	Family Dollar Stores, Inc.	117,858
23,343	Target Corp.	1,056,271
109,631	Wal-Mart Stores, Inc.	5,832,369
		7,709,133
	Drugstore Chains (0.5%)
10,321	CVS Corp.	434,824
26,475	Walgreen Co.	948,599
		1,383,423
	Electric Utilities (2.6%)
16,704	AES Corp. (The)*	166,873
3,278	Allegheny Energy, Inc.*	52,317
5,020	Ameren Corp.	231,673
10,224	American Electric Power Co., Inc.	326,759
7,934	CenterPoint Energy, Inc.	82,196
4,666	Cinergy Corp.	184,774
4,168	CMS Energy Corp.*	39,679
6,239	Consolidated Edison, Inc.	262,288
4,534	Constellation Energy Group, Inc.	180,635
8,533	Dominion Resources, Inc.	556,778
4,489	DTE Energy Co.	189,391
24,233	Duke Energy Corp.	554,693
8,411	Edison International	222,976
5,864	Entergy Corp.	355,417
17,063	Exelon Corp.	626,041
8,515	FirstEnergy Corp.	349,796
4,787	FPL Group, Inc.	327,048
10,360	PG&E Corp.*	314,944
2,358	Pinnacle West Capital Corp.	97,857
4,882	PPL Corp.	230,333
6,377	Progress Energy, Inc.	270,002
6,130	Public Service Enterprise Group, Inc.	261,138
19,075	Southern Co. (The)	571,869

5,137	TECO Energy, Inc.	69,504
7,670	TXU Corp.	367,546
10,332	Xcel Energy, Inc.	178,950
		7,071,477
	Electrical Products (0.4%)
5,178	American Power Conversion Corp.	90,045
2,447	Cooper Industries Ltd. (Class A) (Bermuda)	144,373
10,857	Emerson Electric Co.	671,940
4,895	Molex Inc.	145,969
2,167	Power-One, Inc.*	14,042
		1,066,369
	Electronic Components (0.1%)
5,193	Jabil Circuit, Inc.*	119,439
13,467	Sanmina-SCI Corp.*	94,942
24,851	Solectron Corp.*	123,012
		337,393
	Electronic Equipment/Instruments (0.5%)
12,549	Agilent Technologies, Inc.*	270,682
37,215	JDS Uniphase Corp.*	125,415
4,763	Rockwell Automation, Inc.	184,328
3,954	Scientific-Atlanta, Inc.	102,488
6,185	Symbol Technologies, Inc.	78,178
2,185	Tektronix, Inc.	72,651
4,219	Thermo Electron Corp.*	113,997
21,683	Xerox Corp.*	305,297
		1,253,036
	Electronic Production Equipment (0.4%)
43,884	Applied Materials, Inc.*	723,647
5,075	KLA-Tencor Corp.*	210,511
3,689	Novellus Systems, Inc.*	98,091
5,008	Teradyne, Inc.*	67,107
		1,099,356
	Electronics/Appliance Stores (0.2%)
8,398	Best Buy Co., Inc.	455,508
5,132	Circuit City Stores - Circuit City Group	78,725

4,126	RadioShack Corp.	118,169
		652,402
	Electronics/Appliances (0.1%)
7,399	Eastman Kodak Co.	238,396
2,037	Maytag Corp.	37,420
1,715	Whirlpool Corp.	103,054
		378,870
	Energy (0.1%)
3,192	Kinder Morgan, Inc.	200,521
13,499	Williams Companies, Inc. (The)	163,338
		363,859
	Engineering & Construction (0.0%)
2,156	Fluor Corp.	95,985

	Environmental Services (0.2%)
8,223	Allied Waste Industries, Inc.*	72,774
14,986	Waste Management, Inc.	409,717
		482,491
	Finance/Rental/Leasing (2.0%)
6,241	Capital One Financial Corp.	461,210
14,551	Countrywide Financial Corp.	573,164
25,017	Fannie Mae	1,586,078
17,753	Freddie Mac	1,158,206
33,017	MBNA Corp.	832,028
7,564	Providian Financial Corp.*	117,544
1,664	Ryder System, Inc.	78,274
11,266	SLM Corp.	502,464
		5,308,968
	Financial Conglomerates (4.6%)
32,761	American Express Co.	1,685,881
133,864	Citigroup, Inc.	5,906,080
92,047	J.P. Morgan Chase & Co.	3,657,027
8,099	Principal Financial Group, Inc.	291,321
13,412	Prudential Financial, Inc.	630,900
8,689	State Street Corp.	371,107
		12,542,316

	Financial Publishing/Services (0.3%)
3,520	Equifax, Inc.	92,787
4,918	McGraw-Hill Companies, Inc. (The)	391,915
3,824	Moody’s Corp.	280,108
		764,810
	Food Distributors (0.2%)
16,524	SYSCO Corp.	494,398

	Food Retail (0.3%)
9,495	Albertson’s, Inc.	227,215
19,099	Kroger Co.*	296,416
11,548	Safeway Inc.*	222,992
3,514	Supervalu, Inc.	96,811
3,671	Winn-Dixie Stores, Inc.	11,343
		854,777
	Food: Major Diversified (1.5%)
10,609	Campbell Soup Co.	278,911
9,824	General Mills, Inc.	441,098
9,030	Heinz (H.J.) Co.	325,261
10,683	Kellogg Co.	455,737
43,776	PepsiCo, Inc.	2,129,702
20,499	Sara Lee Corp.	468,607
		4,099,316
	Food: Meat/Fish/Dairy (0.1%)
13,655	ConAgra Foods Inc.	351,070

	Food: Specialty/Candy (0.3%)
6,363	Hershey Foods Corp.	297,216
3,550	McCormick & Co., Inc. (Non-Voting)	121,907
5,808	Wrigley (Wm.) Jr. Co.	367,704
		786,827
	Forest Products (0.2%)
2,824	Louisiana-Pacific Corp.	73,283
6,188	Weyerhaeuser Co.	411,378
		484,661

	Gas Distributors (0.2%)
9,807	Dynegy, Inc. (Class A)*	48,937
4,135	KeySpan Corp.	162,092
1,137	Nicor Inc.	41,728
6,800	NiSource, Inc.	142,868
975	Peoples Energy Corp.	40,638
5,990	Sempra Energy	216,778
		653,041
	Home Building (0.2%)
3,184	Centex Corp.	160,665
1,206	KB Home	101,895
3,273	Pulte Homes, Inc.	200,864
		463,424
	Home Furnishings (0.1%)
4,956	Leggett & Platt, Inc.	139,264
7,104	Newell Rubbermaid, Inc.	142,364
		281,628
	Home Improvement Chains (1.3%)
56,733	Home Depot, Inc. (The)	2,223,934
20,147	Lowe’s Companies, Inc.	1,094,989
3,679	Sherwin-Williams Co.	161,729
		3,480,652
	Hospital/Nursing Management (0.3%)
12,473	HCA, Inc.	475,845
6,290	Health Management Associates, Inc. (Class A)	128,505
2,260	Manor Care, Inc.	67,710
12,045	Tenet Healthcare Corp.*	129,966
		802,026
	Hotels/Resorts/Cruiselines (0.6%)
16,359	Carnival Corp. (Panama)	773,617
9,947	Hilton Hotels Corp.	187,401
5,915	Marriott International, Inc. (Class A)	307,343
5,379	Starwood Hotels & Resorts Worldwide, Inc.	249,693
		1,518,054

	Household/Personal Care (2.6%)
2,336	Alberto-Culver Co. (Class B)	101,569
12,219	Avon Products, Inc.	533,726
5,505	Clorox Co. (The)	293,417
13,723	Colgate-Palmolive Co.	620,005
25,889	Gillette Co. (The)	1,080,607
2,436	International Flavors & Fragrances, Inc.	93,055
12,779	Kimberly-Clark Corp.	825,396
65,694	Procter & Gamble Co. (The)	3,555,359
		7,103,134
	Industrial Conglomerates (5.7%)
20,226	3M Co.	1,617,473
7,966	Danaher Corp.	408,496
272,837	General Electric Co.**	9,161,866
22,212	Honeywell International, Inc.	796,522
4,474	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	304,098
2,391	ITT Industries, Inc.	191,256
3,581	Textron, Inc.	230,151
51,909	Tyco International Ltd. (Bermuda)	1,591,530
13,221	United Technologies Corp.	1,234,577
		15,535,969
	Industrial Machinery (0.3%)
7,811	Illinois Tool Works Inc.	727,751
3,086	Parker-Hannifin Corp.	181,642
		909,393
	Industrial Specialties (0.2%)
6,653	Ecolab Inc.	209,170
4,439	PPG Industries, Inc.	272,022
		481,192
	Information Technology Services (1.6%)
4,371	Citrix Systems, Inc.*	76,580
13,240	Electronic Data Systems Corp.	256,724
43,289	International Business Machines Corp.	3,711,599
9,481	PeopleSoft, Inc.*	188,198
8,653	Unisys Corp.*	89,299
		4,322,400

	Insurance Brokers/Services (0.3%)
8,162	AON Corp.	234,576
13,454	Marsh & McLennan Companies, Inc.	615,655
		850,231
	Integrated Oil (4.7%)
2,355	Amerada Hess Corp.	209,595
55,045	ChevronTexaco Corp.	2,952,614
17,798	ConocoPhillips	1,474,564
168,110	Exxon Mobil Corp.	8,124,756
		12,761,529
	Internet Software/Services (0.5%)
13,063	Siebel Systems, Inc.*	98,495
35,159	Yahoo! Inc.*	1,192,242
		1,290,737
	Investment Banks/Brokers (1.8%)
2,663	Bear Stearns Companies, Inc. (The)	256,101
9,646	E*TRADE Group, Inc.*	110,157
12,558	Goldman Sachs Group, Inc. (The)	1,170,908
7,012	Lehman Brothers Holdings Inc.	558,997
24,277	Merrill Lynch & Co., Inc.	1,207,052
28,385	Morgan Stanley	1,399,381
35,312	Schwab (Charles) Corp. (The)	324,517
		5,027,113
	Investment Managers (0.4%)
2,801	Federated Investors, Inc. (Class B)	79,660
6,453	Franklin Resources, Inc.	359,819
6,179	Janus Capital Group, Inc.	84,096
10,958	Mellon Financial Corp.	303,427
3,288	Price (T.) Rowe Group, Inc.	167,491
		994,493
	Life/Health Insurance (0.7%)
13,105	AFLAC, Inc.	513,847
3,527	Jefferson-Pilot Corp.	175,151
4,548	Lincoln National Corp.	213,756

19,385	MetLife, Inc.	749,230
2,834	Torchmark Corp.	150,712
7,659	UnumProvident Corp.	120,170
		1,922,866
	Major Banks (4.8%)
105,112	Bank of America Corp.	4,554,503
20,105	Bank of New York Co., Inc. (The)	586,463
14,327	BB&T Corp.	568,639
4,429	Comerica, Inc.	262,861
5,935	Huntington Bancshares, Inc.	147,841
10,512	KeyCorp	332,179
17,126	National City Corp.	661,406
7,297	PNC Financial Services Group	394,768
11,941	Regions Financial Corp.	394,769
8,601	SouthTrust Corp.	358,318
7,308	SunTrust Banks, Inc.	514,556
33,836	Wachovia Corp.	1,588,600
43,637	Wells Fargo & Co.	2,602,074
		12,966,977
	Major Telecommunications (2.9%)
7,966	ALLTEL Corp.	437,413
20,536	AT&T Corp.	294,076
47,308	BellSouth Corp.	1,282,993
85,628	SBC Communications, Inc.	2,222,047
37,537	Sprint Corp. (FON Group)	755,620
71,540	Verizon Communications Inc.	2,817,245
		7,809,394
	Managed Health Care (1.1%)
3,968	Aetna, Inc.	396,522
3,618	Anthem, Inc.*	315,671
12,042	Caremark Rx, Inc.*	386,187
3,554	CIGNA Corp.	247,465
4,119	Humana, Inc.*	82,298
17,177	UnitedHealth Group Inc.	1,266,632
4,059	WellPoint Health Networks, Inc.*	426,560
		3,121,335

	Media Conglomerates (1.7%)
53,093	Disney (Walt) Co. (The)	1,197,247
118,158	Time Warner, Inc.*	1,907,070
44,831	Viacom Inc. (Class B) (Non-Voting)	1,504,528
		4,608,845
	Medical Distributors (0.3%)
2,899	AmerisourceBergen Corp.	155,705
11,122	Cardinal Health, Inc.	486,810
7,587	McKesson Corp.	194,607
		837,122
	Medical Specialties (2.4%)
5,210	Applera Corp. - Applied Biosystems Group	98,313
2,709	Bard (C.R.), Inc.	153,411
1,367	Bausch & Lomb, Inc.	90,837
15,887	Baxter International, Inc.	510,926
6,474	Becton, Dickinson & Co.	334,706
6,568	Biomet, Inc.	307,908
21,763	Boston Scientific Corp.*	864,644
2,970	Fisher Scientific International, Inc.*	173,240
8,129	Guidant Corp.	536,839
4,028	Hospira, Inc.*	123,257
31,253	Medtronic, Inc.	1,622,031
3,229	Pall Corp.	79,046
3,311	PerkinElmer, Inc.	57,015
4,574	St. Jude Medical, Inc.*	344,285
10,369	Stryker Corp.	498,542
3,055	Waters Corp.*	134,726
6,332	Zimmer Holdings, Inc.*	500,481
		6,430,207
	Miscellaneous Commercial Services (0.0%)
3,547	Sabre Holdings Corp.	87,008

	Miscellaneous Manufacturing (0.1%)
1,525	Crane Co.	44,103

5,247	Dover Corp.	203,951
		248,054
	Motor Vehicles (0.6%)
47,284	Ford Motor Co.	664,340
14,594	General Motors Corp.	619,953
7,619	Harley-Davidson, Inc.	452,873
		1,737,166
	Multi-Line Insurance (2.0%)
67,331	American International Group, Inc.	4,577,835
7,576	Hartford Financial Services Group, Inc. (The)	469,182
4,788	Loews Corp.	280,098
3,596	Safeco Corp.	164,157
		5,491,272
	Office Equipment/Supplies (0.2%)
2,852	Avery Dennison Corp.	187,605
5,967	Pitney Bowes, Inc.	263,145
		450,750
	Oil & Gas Pipelines (0.1%)
16,564	El Paso Corp.	152,223

	Oil & Gas Production (1.1%)
6,466	Anadarko Petroleum Corp.	429,084
8,424	Apache Corp.	422,127
10,201	Burlington Resources, Inc.	416,201
6,247	Devon Energy Corp.	443,599
3,045	EOG Resources, Inc.	200,513
3,902	Kerr-McGee Corp.	223,390
10,122	Occidental Petroleum Corp.	566,123
6,841	Unocal Corp.	294,163
		2,995,200
	Oil Refining/Marketing (0.3%)
1,836	Ashland, Inc.	102,963
8,943	Marathon Oil Corp.	369,167
1,951	Sunoco, Inc.	144,335
3,304	Valero Energy Corp.	265,014
		881,479

	Oilfield Services/Equipment (0.7%)
8,624	Baker Hughes Inc.	377,041
4,174	BJ Services Co.	218,759
11,410	Halliburton Co.	384,403
15,259	Schlumberger Ltd. (Netherlands; Antilles)	1,027,083
		2,007,286
	Other Consumer Services (1.0%)
4,984	Apollo Group, Inc. (Class A)*	365,676
4,261	Block (H.&R.), Inc.	210,579
27,280	Cendant Corp.	589,248
17,082	eBay Inc.*	1,570,519
		2,736,022
	Other Consumer Specialties (0.1%)
3,722	Fortune Brands, Inc.	275,763

	Other Metals/Minerals (0.1%)
2,429	Phelps Dodge Corp.	223,541

	Packaged Software (4.2%)
6,196	Adobe Systems, Inc.	306,516
2,930	Autodesk, Inc.	142,486
5,765	BMC Software, Inc.*	91,145
15,126	Computer Associates International, Inc.	397,814
9,979	Compuware Corp.*	51,392
4,945	Intuit Inc.*	224,503
2,407	Mercury Interactive Corp.*	83,956
280,963	Microsoft Corp.	7,768,627
9,992	Novell, Inc.*	63,050
133,619	Oracle Corp.*	1,507,222
6,955	Parametric Technology Corp.*	36,722
8,144	Symantec Corp.*	446,943
11,185	VERITAS Software Corp.*	199,093
		11,319,469

	Personnel Services (0.1%)
3,065	Monster Worldwide Inc.*	75,522
4,453	Robert Half International, Inc.	114,754
		190,276
	Pharmaceuticals: Generic Drugs (0.1%)
6,944	Mylan Laboratories, Inc.	124,992
2,828	Watson Pharmaceuticals, Inc.*	83,313
		208,305
	Pharmaceuticals: Major (6.9%)
40,342	Abbott Laboratories	1,708,887
50,266	Bristol-Myers Squibb Co.	1,189,796
76,699	Johnson & Johnson	4,320,455
29,215	Lilly (Eli) & Co.	1,754,361
57,334	Merck & Co., Inc.	1,892,022
195,121	Pfizer, Inc.	5,970,703
38,048	Schering-Plough Corp.	725,195
34,467	Wyeth	1,289,066
		18,850,485
	Pharmaceuticals: Other (0.3%)
3,404	Allergan, Inc.	246,960
9,568	Forest Laboratories, Inc.*	430,369
6,242	King Pharmaceuticals, Inc.*	74,529
		751,858
	Precious Metals (0.3%)
4,571	Freeport-McMoRan Copper & Gold, Inc. (Class B)	185,126
11,457	Newmont Mining Corp.	521,637
		706,763
	Property - Casualty Insurers (1.1%)
7,339	ACE Ltd. (Cayman Islands)	294,000
17,908	Allstate Corp. (The)	859,405
4,936	Chubb Corp. (The)	346,902
4,343	Cincinnati Financial Corp.	179,018
5,612	Progressive Corp. (The)	475,617
17,282	St. Paul Travelers Companies, Inc. (The)	571,343
3,576	XL Capital Ltd. (Class A)	264,588
		2,990,873

	Publishing: Books/Magazines (0.0%)
1,297	Meredith Corp.	66,640

	Publishing: Newspapers (0.5%)
2,111	Dow Jones & Co., Inc.	85,728
6,877	Gannett Co., Inc.	576,018
2,001	Knight-Ridder, Inc.	130,965
3,794	New York Times Co. (The) (Class A)	148,345
8,225	Tribune Co.	338,459
		1,279,515
	Pulp & Paper (0.3%)
6,672	Georgia-Pacific Corp.	239,858
12,566	International Paper Co.	507,792
5,215	MeadWestvaco Corp.	166,359
		914,009
	Railroads (0.5%)
9,623	Burlington Northern Santa Fe Corp.	368,657
5,542	CSX Corp.	183,994
10,173	Norfolk Southern Corp.	302,545
6,699	Union Pacific Corp.	392,561
		1,247,757
	Real Estate Investment Trusts (0.4%)
2,430	Apartment Investment & Management Co. (Class A)	84,515
10,419	Equity Office Properties Trust	283,918
7,253	Equity Residential	224,843
4,730	Plum Creek Timber Co., Inc.	165,692
4,698	ProLogis Trust	165,558
5,372	Simon Property Group, Inc.	288,100
		1,212,626
	Recreational Products (0.3%)
2,470	Brunswick Corp.	113,027
7,847	Electronic Arts Inc.*	360,884
4,570	Hasbro, Inc.	85,916
10,701	Mattel, Inc.	194,009
		753,836

	Regional Banks (1.4%)
9,141	AmSouth Bancorporation	223,040
14,728	Fifth Third Bancorp	724,912
3,191	First Horizon National Corp.	138,362
3,025	M&T Bank Corp.	289,493
5,758	Marshall & Ilsley Corp.	232,047
4,465	North Fork Bancorporation, Inc.	198,469
5,689	Northern Trust Corp.	232,111
7,995	Synovus Financial Corp.	209,069
48,563	U.S. Bancorp	1,403,471
2,311	Zions Bancorporation	141,063
		3,792,037
	Restaurants (0.7%)
4,078	Darden Restaurants, Inc.	95,099
32,463	McDonald’s Corp.	909,938
10,271	Starbucks Corp.*	466,920
2,935	Wendy’s International, Inc.	98,616
7,509	Yum! Brands, Inc.	305,316
		1,875,889
	Savings Banks (0.6%)
3,940	Golden West Financial Corp.	437,143
8,870	Sovereign Bancorp, Inc.	193,543
22,548	Washington Mutual, Inc.	881,176
		1,511,862
	Semiconductors (2.4%)
9,172	Advanced Micro Devices, Inc.*	119,236
9,606	Altera Corp.*	187,989
9,778	Analog Devices, Inc.	379,191
8,092	Applied Micro Circuits Corp.*	25,328
8,323	Broadcom Corp. (Class A)*	227,135
165,771	Intel Corp.	3,325,366
7,946	Linear Technology Corp.	287,963
9,946	LSI Logic Corp.*	42,867
8,392	Maxim Integrated Products, Inc.	354,898
15,801	Micron Technology, Inc.*	190,086

9,262	National Semiconductor Corp.	143,468
4,304	NVIDIA Corp.*	62,494
4,572	PMC - Sierra, Inc.*	40,279
44,733	Texas Instruments Inc.	951,918
8,961	Xilinx, Inc.	241,947
		6,580,165
	Services to the Health Industry (0.3%)
2,012	Express Scripts, Inc. (Class A)*	131,464
6,043	IMS Health Inc.	144,549
7,032	Medco Health Solutions Inc.*	217,289
2,633	Quest Diagnostics Inc.	232,283
		725,585
	Specialty Insurance (0.2%)
2,798	Ambac Financial Group, Inc.	223,700
3,702	MBIA Inc.	215,493
2,550	MGIC Investment Corp.	169,703
		608,896
	Specialty Stores (0.5%)
6,889	AutoNation, Inc.*	117,664
2,146	AutoZone, Inc.*	165,779
7,767	Bed Bath & Beyond Inc.*	288,233
2,275	Boise Cascade Corp.	75,712
8,095	Office Depot, Inc.*	121,668
12,858	Staples, Inc.	383,426
3,779	Tiffany & Co.	116,166
5,523	Toys ‘R’ Us, Inc.*	97,978
		1,366,626
	Specialty Telecommunications (0.1%)
3,489	CenturyTel, Inc.	119,463
8,568	Citizens Communications Co.	114,726
46,904	Qwest Communications International, Inc.*	156,190
		390,379
	Steel (0.1%)
2,462	Allegheny Technologies Inc.	44,932
2,048	Nucor Corp.	187,126

2,925	United States Steel Corp.	110,039
2,256	Worthington Industries, Inc.	48,166
		390,263
	Telecommunication Equipment (1.4%)
20,903	ADC Telecommunications, Inc.*	37,834
4,147	Andrew Corp.*	50,759
14,708	CIENA Corp.*	29,122
5,050	Comverse Technology, Inc.*	95,092
36,013	Corning Inc.*	399,024
111,362	Lucent Technologies Inc.*	353,018
61,051	Motorola, Inc.	1,101,360
42,063	QUALCOMM Inc.	1,642,140
10,755	Tellabs, Inc.*	98,838
		3,807,187
	Tobacco (1.1%)
53,020	Altria Group, Inc.	2,494,061
3,824	Reynolds American, Inc.	260,185
4,273	UST, Inc.	172,031
		2,926,277
	Tools/Hardware (0.1%)
2,071	Black & Decker Corp.	160,378
1,501	Snap-On, Inc.	41,368
2,108	Stanley Works (The)	89,653
		291,399
	Trucks/Construction/Farm Machinery (0.6%)
8,857	Caterpillar Inc.	712,546
1,145	Cummins Inc.	84,604
6,413	Deere & Co.	413,959
1,802	Navistar International Corp.*	67,016
4,485	PACCAR, Inc.	310,003
		1,588,128
	Wholesale Distributors (0.1%)
4,522	Genuine Parts Co.	173,554
2,346	Grainger (W.W.), Inc.	135,247
		308,801

	Wireless Telecommunications (0.6%)
70,535	AT&T Wireless Services, Inc.*	1,042,507
28,775	Nextel Communications, Inc. (Class A)*	685,996
		1,728,503
	TOTAL COMMON STOCKS (Cost $275,830,120)	268,702,163

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENT (1.1%) REPURCHASE AGREEMENT
3,154	The Bank of New York 1.8125% due 10/01/04 (dated 09/30/04; proceeds $3,154,508) (a) (Cost $3,154,349)		3,154,349

	TOTAL INVESTMENTS (Cost $278,984,469)(b)	99.9%	271,856,512
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	203,169
	NET ASSETS	100.0%	$272,059,681

*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $320,000.
(a)	Collateralized by Federal National Mortgage Association Adjustable Rate Mortgage 3.506% due 09/01/33 valued at $3,217,436.
(b)	Securities have been designated as collateral in an amount equal to $3,059,800 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $39,067,549 and the aggregate gross unrealized depreciation is $46,195,507, resulting in net unrealized depreciation of $7,127,958.

Futures Contracts Open at September 30, 2004:

NUMBER OF CONTRACTS	LONG/ SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
12	Long	S&P 500 Index December 2004	3,344,700	(35,160)

Morgan Stanley Variable Investment Series - Global Advantage
Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (98.3%) Bermuda (3.1%)
	Industrial Conglomerates
13,893	Tyco International Ltd.	$425,959

	Insurance Brokers/Services
7,516	Willis Group Holdings Ltd.	281,098

	Semiconductors
11,350	Marvell Technology Group Ltd.*	296,575

	Total Bermuda	1,003,632

	Finland (0.3%)
	Telecommunication Equipment
8,413	Nokia Oyj	115,914

	France (4.7%)
	Electrical Products
5,744	Schneider Electric S.A.	371,775

	Integrated Oil
1,264	Total S.A.	257,773

	Major Banks
4,018	BNP Paribas S.A.	259,812

	Major Telecommunications
17,164	France Telecom S.A.*	428,149

	Semiconductors
12,149	STMicroelectronics NV	209,689

	Total France	1,527,198

	Germany (3.1%)
	Motor Vehicles
9,976	Volkswagen AG	384,436

	Multi-Line Insurance
4,727	Allianz AG (Registered Shares)	476,649

	Packaged Software
1,055	SAP AG	164,117

	Total Germany	1,025,202

	Hong Kong (1.1%)
	Real Estate Development
37,000	Sun Hung Kai Properties Ltd.	348,757

	Italy (1.5%)
	Major Banks
22,349	SanPaolo IMI SpA	252,620
47,939	UniCredito Italiano SpA	242,025

	Total Italy	494,645

	Japan (13.4%)
	Broadcasting
139	Fuji Television Network, Inc.	282,797

	Chemicals: Specialty
11,700	Shin-Etsu Chemical Co., Ltd.	420,817
73,000	Sumitomo Chemical Co., Ltd.	346,104
		766,921
	Electric Utilities
11,700	Tokyo Electric Power Co., Inc.	251,853

	Electronic Equipment/Instruments
7,500	Canon, Inc.	352,861

	Electronics/Appliances
12,800	Sony Corp.	437,130

	Household/Personal Care
16,000	Kao Corp.	353,860

	Industrial Machinery
3,300	SMC Corporation	316,213

	Investment Banks/Brokers
28,000	Daiwa Securities Group Inc.	177,511

	Major Banks
52,000	Sumitomo Trust & Banking Co., Ltd. (The)	307,938

	Pharmaceuticals: Major
6,100	Takeda Pharmaceutical Co., Ltd.	277,021

	Real Estate Development
37,000	Mitsubishi Estate Co., Ltd.	386,467

	Wireless Telecommunications
262	NTT DoCoMo, Inc.	444,996

	Total Japan	4,355,568

	Netherlands (8.3%)
	Food Retail
57,568	Koninklijke Ahold NV*	367,951

	Food: Major Diversified
5,133	Unilever NV (Share Certificates)	295,655

	Food: Specialty/Candy
8,636	Royal Numico NV*	275,345

	Industrial Conglomerates
14,463	Koninklijke (Royal) Philips Electronics NV	331,639

	Integrated Oil
15,932	Royal Dutch Petroleum Co.	821,580

	Publishing: Books/Magazines
36,859	Wolters Kluwer NV	621,053

	Total Netherlands	2,713,223

	Norway (1.4%)
	Major Telecommunications
59,570	Telenor ASA	454,987

	Spain (0.9%)
	Tobacco
8,339	Altadis, S.A.	284,126

	Switzerland (3.9%)
	Financial Conglomerates
6,777	UBS AG (Registered Shares)	478,280

	Pharmaceuticals: Major
16,806	Novartis AG (Registered Shares)	785,315

	Total Switzerland	1,263,595

	Taiwan (1.0%)
	Semiconductors
46,500	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	332,010

	United Kingdom (10.6%)
	Cable/Satellite TV
64,479	British Sky Broadcasting Group PLC	559,782

	Hotels/Resorts/Cruiselines
5,480	Carnival PLC	269,717

	Industrial Conglomerates
12,301	Smiths Group PLC	165,341

	Life/Health Insurance
57,269	Prudential PLC	467,361

	Major Banks
28,785	Barclays PLC	276,363
18,839	HSBC Holdings PLC	299,293
5,451	Royal Bank of Scotland Group PLC	157,597
		733,253
	Pharmaceuticals: Major
40,469	GlaxoSmithKline PLC	873,117

	Wireless Telecommunications
148,803	Vodafone Group PLC	356,489

	Total United Kingdom	3,425,060

	United States (45.0%)
	Air Freight/Couriers
5,301	FedEx Corp.	454,243

	Auto Parts: O.E.M.
18,263	TRW Automotive Holdings Corp.*	344,257

	Biotechnology
5,438	Amgen Inc.*	308,226

	Cable/Satellite TV
26,276	Liberty Media Corp. (Class A)*	229,127

	Casino/Gaming
12,253	International Game Technology	440,495

	Computer Communications
27,119	Cisco Systems, Inc.*	490,854

	Department Stores
6,685	Kohl’s Corp.*	322,150

	Discount Stores
6,511	Target Corp.	294,623
5,866	Wal-Mart Stores, Inc.	312,071
		606,694

	Electric Utilities
14,564	Edison International	386,092

	Electronic Equipment/Instruments
16,423	Xerox Corp.*	231,236

	Finance/Rental/Leasing
4,933	Freddie Mac	321,829

	Financial Conglomerates
20,952	Citigroup, Inc.	924,402
6,585	State Street Corp.	281,245
		1,205,647

	Industrial Machinery
8,234	Kennametal Inc.	371,765

	Information Technology Services
7,207	International Business Machines Corp.	617,928

	Internet Retail
10,211	IAC/InterActiveCorp.*	224,846

	Investment Banks/Brokers
4,469	Goldman Sachs Group, Inc. (The)	416,690
7,779	Merrill Lynch & Co., Inc.	386,772
		803,462

	Investment Managers
9,664	Franklin Resources, Inc.	538,865

	Major Banks
14,344	Bank of America Corp.	621,526

	Managed Health Care
2,719	Aetna, Inc.	271,710
2,664	Anthem, Inc.*	232,434
		504,144

	Media Conglomerates
18,429	Viacom Inc. (Class B) (Non-Voting)	618,477

	Multi-Line Insurance
4,977	American International Group, Inc.	338,386

	Oil & Gas Pipelines
33,236	El Paso Corp.	305,439

	Packaged Software
8,889	Mercury Interactive Corp.*	310,048
47,133	Oracle Corp.*	531,660
		841,708

	Pharmaceuticals: Major
17,700	Bristol-Myers Squibb Co.	418,959
5,478	Johnson & Johnson	308,576
24,404	Pfizer, Inc.	746,762
		1,474,297

	Precious Metals
8,557	Newmont Mining Corp.	389,600

	Pulp & Paper
6,784	Bowater, Inc.	259,081

	Restaurants
6,157	Outback Steakhouse, Inc.	255,700

	Semiconductors
9,945	Intel Corp.	199,497
24,823	Micron Technology, Inc.*	298,621
20,401	National Semiconductor Corp.	316,011
		814,129

	Tobacco
7,000	Altria Group, Inc.	329,280

	Total United States	14,649,483

	Total Common Stocks (Cost $31,807,349)	31,993,400

PRINCIPAL AMOUNTS IN THOUSANDS
	Short-Term Investment (0.9%) Repurchase Agreement
$304	The Bank of New York 1.8125% due 10/01/04 (dated 09/30/04; proceeds $304,642) (a) (Cost $304,627)		304,627

	Total Investments (Cost $32,111,991) (b) (c)	99.2%	32,298,027

	Other Assets in Excess of Liabilities	0.8	266,053

	Net Assets	100.0%	$32,564,080

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by Federal National Mortgage Assoc. Adjustable Rate Mortgage 3.506% due 09/01/33 valued at $310,720.
(b)	Securities have been designated as collateral in an amount equal to $1,946,656 in connection with open forward foreign currency contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,211,188 and the aggregate gross unrealized depreciation is $2,025,137, resulting in net unrealized appreciation of $186,051.

Morgan Stanley Variable Investment Series - Global Advantage

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT SEPTEMBER 30, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)

EUR	123,909		$150,000	11/5/2004	$(4,041)
EUR	204,531		$250,000	11/5/2004	4,269
	$165,000	GBP	92,711	11/5/2004	2,462
JPY	87,588,800		$800,000	11/5/2004	2,955
JPY	55,091,000		$500,000	11/5/2004	(1,319)
NOK	2,251,795		$325,000	11/5/2004	(10,551)
EUR	531,397	AUD	925,000	11/5/2004	9,706
EUR	407,338	CAD	650,000	11/5/2004	8,449
CHF	417,008	SEK	2,475,000	11/5/2004	4,510
EUR	274,375		$330,000	11/8/2004	(11,094)

Net unrealized appreciation.					$5,346

Currency Abbreviations:
AUD	Australian Dollar.
GBP	British Pound.
CAD	Canadian Dollar.
EUR	Euro.
JPY	Japanese Yen.
NOK	Norwegian Krone.
SEK	Swedish Krona.
CHF	Swiss Franc.

Morgan Stanley Variable Investment Series - Global Advantage
Summary of Investments September 30, 2004 (unaudited)

INDUSTRY	VALUE	PERCENT OF NET ASSETS

Pharmaceuticals: Major	$3,409,750	10.4%
Major Banks	2,417,174	7.4
Financial Conglomerates	1,683,928	5.2
Semiconductors	1,652,403	5.1
Integrated Oil	1,079,353	3.3
Packaged Software	1,005,826	3.1
Investment Banks/Brokers	980,973	3.0
Industrial Conglomerates	922,938	2.8
Major Telecommunications	883,136	2.7
Multi-Line Insurance	815,035	2.5
Wireless Telecommunications	801,484	2.5
Cable/Satellite TV	788,908	2.4
Chemicals: Specialty	766,921	2.4
Real Estate Development	735,224	2.3
Industrial Machinery	687,978	2.1
Electric Utilities	637,945	2.0
Publishing: Books/Magazines	621,053	1.9
Media Conglomerates	618,477	1.9
Information Technology Services	617,928	1.9
Tobacco	613,407	1.9
Discount Stores	606,694	1.9
Electronic Equipment/Instruments	584,097	1.8
Investment Managers	538,865	1.7
Managed Health Care	504,144	1.5

Computer Communications	490,854	1.5
Life/Health Insurance	467,361	1.4
Air Freight/Couriers	454,243	1.4
Casino/Gaming	440,495	1.4
Electronics/Appliances	437,130	1.3
Precious Metals	389,600	1.2
Motor Vehicles	384,436	1.2
Electrical Products	371,775	1.1
Food Retail	367,951	1.1
Household/Personal Care	353,860	1.1
Auto Parts: O.E.M.	344,257	1.1
Department Stores	322,150	1.0
Finance/Rental/Leasing	321,829	1.0
Biotechnology	308,226	0.9
Oil & Gas Pipelines	305,439	0.9
Repurchase Agreement	304,627	0.9
Food: Major Diversified	295,655	0.9
Broadcasting	282,797	0.9
Insurance Brokers/Services	281,098	0.9
Food: Specialty/Candy	275,345	0.8
Hotels/Resorts/Cruiselines	269,717	0.8
Pulp & Paper	259,081	0.8
Restaurants	255,700	0.8
Internet Retail	224,846	0.7
Telecommunication Equipment	115,914	0.4

	$32,298,027	99.2%

TYPE OF INVESTMENT	VALUE	PERCENT OF NET ASSETS

Common Stocks	$31,993,400	98.3%
Short-Term Investment	304,627	0.9

	$32,298,027	99.2%

Morgan Stanley Variable Investment Series - Aggressive Equity
Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (97.7%)
	Advertising/Marketing Services (2.5%)
37,700	Lamar Advertising Co. (Class A)*	$1,568,697

	Air Freight/Couriers (1.0%)
13,700	C.H. Robinson Worldwide, Inc.	635,543

	Apparel/Footwear (1.0%)
15,200	Coach, Inc.*	644,784

	Apparel/Footwear Retail (0.9%)
17,100	Chico’s FAS, Inc.*	584,820

	Biotechnology (3.3%)
22,600	Amgen Inc.*	1,280,968
20,400	Gilead Sciences, Inc.*	762,552
		2,043,520
	Broadcasting (2.5%)
8,800	Radio One, Inc. (Class D)*	125,224
48,100	Univision Communications Inc. (Class A)*	1,520,441
		1,645,665
	Casino/Gaming (6.0%)
52,400	GTECH Holdings Corp.	1,326,768
41,500	International Game Technology	1,491,925
18,200	Wynn Resorts, Ltd.*	940,758
		3,759,451
	Construction Materials (2.1%)
21,300	Rinker Group Ltd. (ADR) (Australia)	1,334,232

	Discount Stores (1.5%)
34,600	Dollar Tree Stores, Inc.*	932,470

	Financial Conglomerates (1.5%)
30,100	Brascan Corp. (Class A) (Canada)	909,020

	Financial Publishing/Services (1.1%)
9,100	Moody’s Corp.	666,575

	Food: Specialty/Candy (1.5%)
14,400	Wrigley (Wm.) Jr. Co.	911,664

	Gas Distributors (1.1%)
14,400	Questar Corp.	659,808

	Hotels/Resorts/Cruiselines (3.4%)
37,900	Carnival Corp. (Panama)	1,792,291
7,000	Royal Caribbean Cruises Ltd. (Liberia)	305,200
		2,097,491
	Household/Personal Care (1.5%)
22,000	Gillette Co. (The)	918,280

	Insurance Brokers/Services (1.0%)
14,700	ChoicePoint Inc.*	626,955

	Integrated Oil (1.3%)
26,000	Suncor Energy, Inc. (Canada)	832,260

	Internet Software/Services (2.1%)
39,300	Yahoo! Inc.*	1,332,663

	Investment Banks/Brokers (2.1%)
50,000	Ameritrade Holding Corp.*	600,500
29,400	Greenhill & Co., Inc.	693,840
		1,294,340
	Medical Distributors (1.0%)
8,100	Patterson Companies Inc.*	620,136

	Medical Specialties (9.5%)
22,000	Dade Behring Holdings Inc.*	1,225,796
21,900	Fisher Scientific International, Inc.*	1,277,427
20,700	Guidant Corp.	1,367,028
23,200	INAMED Corp.*	1,105,944
18,200	Kinetic Concepts, Inc.*	956,410
		5,932,605
	Medical/Nursing Services (1.6%)
49,600	VCA Antech, Inc.*	1,023,248

	Miscellaneous Commercial Services (2.8%)
15,700	Corporate Executive Board Co. (The)	961,468
22,600	Iron Mountain Inc.*	765,010
		1,726,478
	Oil & Gas Production (4.4%)
55,400	Ultra Petroleum Corp. (Canada)*	2,717,370

	Oilfield Services/Equipment (1.1%)
10,800	Smith International, Inc.*	655,884

	Other Consumer Services (4.0%)
13,745	Apollo Group, Inc. (Class A)*	1,008,471
16,300	eBay Inc.*	1,498,622
		2,507,093
	Packaged Software (5.4%)
13,700	Adobe Systems, Inc.	677,739
16,300	Mercury Interactive Corp.*	568,544

63,600	Microsoft Corp.	1,758,540
6,500	Symantec Corp.*	356,720
		3,361,543
	Precious Metals (3.8%)
51,500	Newmont Mining Corp.	2,344,795

	Property - Casualty Insurers (3.8%)
611	Berkshire Hathaway, Inc. (Class B)*	1,754,181
1,225	White Mountains Insurance Group, Ltd. (Bermuda)	644,350
		2,398,531
	Real Estate Investment Trusts (1.1%)
18,900	Plum Creek Timber Co., Inc.	662,067

	Recreational Products (3.7%)
26,400	Electronic Arts Inc.*	1,214,136
43,300	WMS Industries, Inc.*	1,112,377
		2,326,513
	Restaurants (3.5%)
23,630	AFC Enterprises, Inc.*	514,661
13,900	P.F. Chang’s China Bistro, Inc.*	674,011
40,300	Sonic Corp.*	1,032,889
		2,221,561
	Semiconductors (1.2%)
27,600	Marvell Technology Group Ltd. (Bermuda)*	721,188

	Services to the Health Industry (1.4%)
19,400	Stericycle, Inc.*	890,460

	Specialty Stores (3.1%)
15,900	Guitar Center, Inc.*	688,470
23,360	PETsMART, Inc.	663,190
19,100	Tuesday Morning Corp.*	590,572
		1,942,232

	Specialty Telecommunications (4.1%)
93,600	Crown Castle International Corp.*	1,392,768
18,700	NTL, Inc.*	1,160,709
		2,553,477
	Telecommunication Equipment (3.8%)
60,900	QUALCOMM Inc.	2,377,536

	Wholesale Distributors (1.0%)
23,300	SCP Pool Corp.	623,042

	Total Common Stocks (Cost $56,629,827)	61,003,997

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investment (2.9%) Repurchase Agreement
$1,822	The Bank of New York1.8125% due 10/01/04 (dated 09/30/04; proceeds $1,822,127) (a) (Cost $1,822,035)		1,822,035

	Total Investments (Cost $58,451,862) (b)	100.6%	62,826,032

	Liabilities in Excess of Other Assets	(0.6)	(400,088)

	Net Assets	100.0%	$62,425,944

ADR	American Depository Receipt.
*	Non-income producing security.
(a)	Collateralized by Federal National Mortgage Association Adjustable Rate Mortgage 3.506% due 09/01/33 valued at $1,858,476.
(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,197,220 and the aggregate gross unrealized depreciation is $823,050, resulting in net unrealized appreciation of $4,374,170.

Morgan Stanley Variable Investment Series - Information Fund
Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (99.3%)
	Aerospace & Defense (0.8%)
3,000	United Defense Industries, Inc.*	$119,970

	Broadcasting (0.4%)
20,000	Sirius Satellite Radio Inc.*	64,000

	Cable/Satellite TV (2.1%)
4,300	Cablevision Systems New York Group (Class A)*	87,204
8,500	Comcast Corp. (Class A)*	240,040
		327,244
	Computer Communications (6.0%)
12,000	Avaya Inc.*	167,280
27,000	Cisco Systems, Inc.*	488,700
9,000	Emulex Corp.*	103,680
7,620	Juniper Networks, Inc.*	179,832
		939,492
	Computer Peripherals (6.0%)
3,800	Avid Technology, Inc.*	178,106
20,800	EMC Corp.*	240,032
13,000	Network Appliance, Inc.*	299,000
3,600	Zebra Technologies Corp. (Class A)*	219,636
		936,774
	Computer Processing Hardware (2.8%)
11,200	Dell Inc.*	398,720
12,000	Sun Microsystems, Inc.*	48,480
		447,200
	Data Processing Services (3.0%)
10,100	Computer Sciences Corp.*	475,710

	Electrical Products (0.3%)
4,000	Ultralife Batteries, Inc.*	40,680

	Electronic Components (1.5%)
5,000	Flextronics International Ltd. (Singapore)*	66,250
7,500	Jabil Circuit, Inc.*	172,500
		238,750
	Electronic Distributors (1.3%)
4,000	Arrow Electronics, Inc.*	90,320
2,000	CDW Corp.	116,060
		206,380
	Electronic Equipment/Instruments (2.8%)
3,900	Cogent, Inc.*	71,058
6,600	Scientific-Atlanta, Inc.	171,072
16,000	Symbol Technologies, Inc.	202,240
		444,370

	Electronic Production Equipment (4.4%)
9,000	Applied Materials, Inc.*	148,410
10,000	ASML Holding N.V. (Netherlands)*	128,700
4,000	KLA-Tencor Corp.*	165,920
6,000	Novellus Systems, Inc.*	159,540
3,000	Varian Semiconductor Equipment Associates, Inc.*	92,700
		695,270
	Industrial Conglomerates (0.8%)
4,000	Tyco International Ltd. (Bermuda)	122,640

	Industrial Specialties (0.6%)
2,100	Nitto Denko Corp.	96,703

	Information Technology Services (12.8%)
10,000	Accenture Ltd. (Class A) (ADR) (Bermuda)*	270,500
6,000	Amdocs Ltd.*	130,980
18,000	Anteon International Corp.*	659,700
2,600	Infosys Technologies Ltd. (ADR) (India)	147,160
4,800	International Business Machines Corp.	411,552
5,000	PeopleSoft, Inc.*	99,250
8,000	RSA Security, Inc.*	154,400
6,000	Satyam Computer Services Ltd. (ADR) (India)	138,720
		2,012,262
	Internet Retail (1.6%)
3,500	Amazon.com, Inc.*	143,010
5,000	IAC/InterActiveCorp.*	110,100
		253,110
	Internet Software/Services (3.8%)
500	JAMDAT Mobile Inc.*	11,535
11,500	Siebel Systems, Inc.*	86,710
10,000	VeriSign, Inc.*	198,800
9,000	Yahoo! Inc.*	305,190
		602,235
	Major Telecommunications (3.6%)
13,600	France Telecom S.A. (ADR) (France)	340,000
11,000	Sprint Corp. (FON Group)	221,430
		561,430
	Medical Specialties (0.6%)
5,000	PerkinElmer, Inc.	86,100

	Other Consumer Services (0.2%)
3,200	Educate, Inc.*	37,728

	Packaged Software (15.0%)
5,000	Cognos, Inc. (ADR) (Canada)*	177,600
5,000	Mercury Interactive Corp.*	174,400
29,000	Microsoft Corp.	801,850
2,500	NAVTEQ*	89,100
10,000	Novell, Inc.*	63,100
13,000	Oracle Corp.*	146,640

5,000	Quest Software, Inc.*		55,600
8,500	Red Hat, Inc.*		104,040
6,800	SAP AG (ADR) (Germany)		264,860
6,000	Symantec Corp.*		329,280
9,000	VERITAS Software Corp.*		160,200
			2,366,670
	Recreational Products (1.2%)
14,000	Activision, Inc.*		194,180

	Semiconductors (14.9%)
10,000	Advanced Micro Devices, Inc.*		130,000
7,000	Analog Devices, Inc.		271,460
4,500	Broadcom Corp. (Class A)*		122,805
20,000	Intel Corp.		401,200
8,000	Maxim Integrated Products, Inc.		338,320
19,000	National Semiconductor Corp.*		294,310
6,000	Silicon Image, Inc.*		75,840
7,000	Silicon Laboratories Inc.*		231,630
12,000	Texas Instruments Inc.		255,360
8,000	Xilinx, Inc.		216,000
			2,336,925
	Specialty Telecommunications (1.0%)
12,000	Citizens Communications Co.		160,680

	Telecommunication Equipment (7.8%)
3,000	ADTRAN, Inc.		68,040
5,900	Comverse Technology, Inc.*		111,097
10,000	Corning Inc.*		110,800
30,000	Corvis Corp.*		24,000
5,600	Harris Corp.		307,664
2,700	Nokia Corp. (ADR) (Finland)		37,044
20,000	Nortel Networks Corp. (ADR) (Canada)*		68,000
13,000	QUALCOMM Inc.		507,520
			1,234,165
	Wireless Telecommunications (4.0%)
5,000	America Movil S.A. de C.V. (Series L) (ADR) (Mexico)		195,150
10,713	NII Holdings, Inc.*		441,483
			636,633

	TOTAL INVESTMENTS (Cost $15,177,231) (a)	99.3%	15,637,301

	LIABILITIES IN EXCESS OF OTHER ASSETS	0.7	109,809

	NET ASSETS	100.0%	$15,747,110

ADR	American Depository Receipt.
*	Non-income producing security.
(a)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $1,845,236 and the aggregate gross unrealized depreciation is $1,385,166 resulting in net unrealized appreciation of $460,070.

Morgan Stanley Variable Investment Series - Strategist
Portfolio of Investments September 30, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (70.9%)
	Aerospace & Defense (1.8%)
99,300	Northrop Grumman Corp.	$5,295,669
62,500	Raytheon Co.	2,373,750
		7,669,419
	Agricultural Commodities/Milling (1.5%)
375,200	Archer-Daniels-Midland Co.*	6,370,896

	Airlines (0.9%)
228,400	AMR Corp.	1,674,172
245,200	Continental Airlines, Inc. (Class B)*	2,089,104
		3,763,276
	Apparel/Footwear Retail (1.2%)
273,500	Gap, Inc. (The)	5,114,450

	Beverages: Non-Alcoholic (1.3%)
140,800	Coca-Cola Co. (The)	5,639,040

	Biotechnology (2.2%)
182,200	Applera Corp. - Celera Genomics Group*	2,129,918
60,810	Celgene Corp.*	3,540,966
96,680	Gilead Sciences, Inc.*	3,613,898
		9,284,782
	Chemicals: Major Diversified (0.7%)
66,330	Dow Chemical Co. (The)	2,996,789

	Computer Communications (1.1%)
266,400	Cisco Systems, Inc.*	4,821,840

	Computer Peripherals (0.6%)
222,800	EMC Corp.*	2,571,112

	Computer Processing Hardware (2.7%)
160,100	Apple Computer, Inc.*	6,203,875
147,300	Dell Inc.*	5,243,880
		11,447,755
	Containers/Packaging (0.6%)
139,120	Smurfit-Stone Container Corp.*	2,694,754

	Contract Drilling (1.1%)
140,280	Diamond Offshore Drilling, Inc.	4,627,837

	Department Stores (1.4%)
123,400	Kohl’s Corp.*	5,946,646

	Discount Stores (1.6%)
169,760	Costco Wholesale Corp.	7,055,226

	Electric Utilities (1.5%)
62,200	Cinergy Corp.	2,463,120
126,220	Southern Co. (The)	3,784,076
		6,247,196
	Electrical Products (1.2%)
86,060	Emerson Electric Co.	5,326,254

	Electronic Components (0.6%)
188,900	Flextronics International Ltd. (Singapore)*	2,502,925

	Electronic Production Equipment (0.8%)
201,960	Applied Materials, Inc.*	3,330,320

	Environmental Services (1.1%)
179,100	Waste Management, Inc.	4,896,594

	Financial Conglomerates (4.5%)
126,300	American Express Co.	6,499,398
146,400	Citigroup, Inc.	6,459,168
158,830	J.P. Morgan Chase & Co.	6,310,316
		19,268,882
	Food: Major Diversified (0.9%)
95,000	Kellogg Co.	4,052,700

	Food: Meat/Fish/Dairy (1.2%)
164,745	Dean Foods Co.*	4,945,645

	Industrial Conglomerates (1.4%)
183,500	General Electric Co.	6,161,930

	Information Technology Services (1.8%)
106,670	Accenture Ltd. (Class A) (Bermuda)*	2,885,424
56,700	International Business Machines Corp.	4,861,458
		7,746,882
	Integrated Oil (1.9%)
53,650	BP PLC (ADR) (United Kingdom)	3,086,485
65,680	Exxon Mobil Corp.	3,174,314
35,240	Royal Dutch Petroleum Co. (NY Registered Shares) (Netherlands)	1,818,384
		8,079,183
	Major Banks (2.9%)
134,800	Bank of America Corp.	5,840,884
83,750	KeyCorp	2,646,500
63,800	Wells Fargo & Co.	3,804,394
		12,291,778
	Major Telecommunications (2.6%)
36,400	ALLTEL Corp.	1,998,724
228,400	AT&T Corp.	3,270,688
118,700	SBC Communications, Inc.	3,080,265
76,500	Verizon Communications Inc.	3,012,570
		11,362,247

	Managed Health Care (0.3%)
18,943	UnitedHealth Group Inc.	1,396,857

	Media Conglomerates (1.3%)
275,100	Time Warner, Inc.*	4,440,114
32,400	Viacom, Inc. (Class A)	1,101,600
		5,541,714
	Medical Specialties (3.1%)
90,910	Bard (C.R.), Inc.	5,148,233
85,580	Fisher Scientific International, Inc.*	4,991,881
105,300	Hospira, Inc.*	3,222,180
		13,362,294
	Motor Vehicles (2.4%)
85,400	General Motors Corp.	3,627,792
272,800	Honda Motor Co., Ltd. (ADR) (Japan)	6,645,408
		10,273,200
	Multi-Line Insurance (1.2%)
75,030	American International Group, Inc.	5,101,290

	Oil & Gas Production (0.8%)
81,300	Burlington Resources, Inc.	3,317,040

	Oilfield Services/Equipment (1.5%)
98,700	Halliburton Co.	3,325,203
53,900	Smith International, Inc.*	3,273,347
		6,598,550
	Packaged Software (1.9%)
152,900	Microsoft Corp.	4,227,685
330,400	Oracle Corp.*	3,726,912
		7,954,597
	Pharmaceuticals: Major (3.9%)
79,545	Johnson & Johnson	4,480,770
68,400	Lilly (Eli) & Co.	4,107,420
158,090	Pfizer, Inc.	4,837,554
84,200	Wyeth	3,149,080
		16,574,824

	Precious Metals (1.3%)
43,600	Barrick Gold Corp. (Canada)	917,344
34,050	Newmont Mining Corp.	1,550,297
155,650	Placer Dome Inc. (Canada)	3,094,322
		5,561,963
	Property - Casualty Insurers (2.3%)
120,600	ACE Ltd. (Cayman Islands)	4,831,236
100,460	Allstate Corp. (The)	4,821,075
		9,652,311
	Railroads (1.3%)
54,600	Burlington Northern Santa Fe Corp.	2,091,726
106,400	CSX Corp.	3,532,480
		5,624,206
	Regional Banks (0.5%)
96,050	AmSouth Bancorporation	2,343,620

	Semiconductors (1.8%)
122,700	Intel Corp.	2,461,362
275,500	Micron Technology, Inc.*	3,314,265
257,757	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR) (Taiwan)	1,840,385
		7,616,012
	Specialty Stores (1.1%)
125,200	Bed Bath & Beyond Inc.*	4,646,172

	Steel (0.3%)
14,330	Nucor Corp.	1,309,332

	Telecommunication Equipment (3.2%)
429,500	Corning Inc.*	4,758,860
277,500	Motorola, Inc.	5,006,100
302,700	Nokia Corp. (ADR) (Finland)	4,153,044
		13,918,004

	Tobacco (0.5%)
49,350	Altria Group, Inc.		2,321,424

	Trucks/Construction/Farm Machinery (1.1%)
58,360	Caterpillar Inc.		4,695,062

	Total Common Stocks (Cost $245,322,306)		304,024,830

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE
	Corporate Bonds (6.0%)
	Advertising/Marketing Services (0.1%)
$215	WPP Finance Corp. - 144A** (United Kingdom)	5.875%	06/15/14	220,735

	Aerospace & Defense (0.2%)
150	Northrop Grumman Corp.	4.079	11/16/06	152,461
125	Raytheon Co.	6.15	11/01/08	136,137
349	Systems 2001 Asset Trust - 144A** (Cayman Island)	6.664	09/15/13	387,629
				676,227
	Air Freight/Couriers (0.0%)
140	Fedex Corp.	2.65	04/01/07	137,793

	Airlines (0.2%)
372	American West Airlines, (Series 01-1)	7.10	04/02/21	399,293
450	Continental Airlines, Inc. (Series 974A)	6.90	01/02/18	433,765
125	Southwest Airlines Co. (Series 01-1)	5.496	11/01/06	129,329
				962,387
	Beverages: Alcoholic (0.0%)
145	Miller Brewing Co. - 144A**	4.25	08/15/08	147,529

	Broadcasting (0.0%)
115	Clear Channel Communications, Inc.	7.65	09/15/10	131,389

	Cable/Satellite TV (0.1%)
70	Comcast Cable Communications Inc.	6.75	01/30/11	77,745
30	Comcast Corp.	5.30	01/15/14	30,120
90	Comcast Corp.	6.50	01/15/15	97,396
25	Comcast Corp.	7.625	02/15/08	27,611
190	TCI Communications, Inc.	7.875	02/15/26	223,633
				456,505
	Chemicals: Major Diversified (0.0%)
105	ICI Wilmington Inc.	4.375	12/01/08	106,308

	Containers/Packaging (0.0%)
200	Sealed Air Corp - 144A**	5.625	07/15/13	205,983

	Department Stores (0.2%)
200	Federated Department Stores, Inc.	6.90	04/01/29	219,799
275	May Department Stores Co., Inc.	5.95	11/01/08	294,450
60	May Department Stores Co., Inc.	6.70	09/15/28	62,454
75	May Department Stores Co., Inc.	7.875	03/01/30	89,874
				666,577
	Drugstore Chains (0.1%)
455	CVS Corp.	5.625	03/15/06	473,042

	Electric Utilities (0.6%)
90	Appalachian Power Co. (Series H)	5.95	05/15/33	89,066
210	Arizona Public Service Co.	5.80	06/30/14	221,746
200	Carolina Power & Light Co.	5.125	09/15/13	205,203
90	Cincinnati Gas & Electric Co.	5.70	09/15/12	95,332
70	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	64,582
80	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	73,534
70	Columbus Southern Power Co. (Series D)	6.60	03/01/33	76,852
25	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	25,047
55	Detroit Edison Co.	6.125	10/01/10	60,372
115	Duke Energy Corp.	3.75	03/05/08	115,602
155	Duke Energy Corp.	4.50	04/01/10	157,767
85	Entergy Gulf States, Inc.	3.60	06/01/08	84,098
130	Exelon Corp.	6.75	05/01/11	145,349
130	Ohio Edison Co.	5.45	05/01/15	131,936

130	Ohio Power Co. (Series G)	6.60	02/15/33	142,332
185	Pacific Gas & Electric Co.	6.05	03/01/34	188,945
45	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	44,193
125	Public Service Electric & Gas Co. (Series MTNB)	5.00	01/01/13	127,580
60	South Carolina Electric & Gas Co.	5.30	05/15/33	57,559
35	Southern California Edison Co.	5.00	01/15/14	35,664
75	Texas Eastern Transmission, L.P.	7.00	07/15/32	84,794
115	TXU Energy Co.	7.00	03/15/13	130,055
25	Wisconsin Electric Power Co.	5.625	05/15/33	25,101
				2,382,709
	Electrical Products (0.1%)
215	Cooper Industries Inc.	5.25	07/01/07	225,624

	Environmental Services (0.1%)
145	Waste Management, Inc.	5.00	03/15/14	145,483
175	Waste Management, Inc.	6.875	05/15/09	195,634
				341,117
	Finance/Rental/Leasing (0.4%)
150	CIT Group Inc.	2.875	09/29/06	149,259
65	CIT Group Inc.	7.375	04/02/07	71,325
310	Countrywide Home Loans, Inc.(Series MTN)	3.25	05/21/08	305,118
210	Ford Motor Credit Co.	7.375	10/28/09	230,265
125	General Electric Capital Corp.	4.25	12/01/10	125,640
335	General Electric Capital Corp. (MTNA)	6.75	03/15/32	386,847
45	International Lease Finance Corp.	3.75	08/01/07	45,284
340	MBNA Corp.	6.125	03/01/13	366,091
215	SLM Corp. (MTNA)	5.00	10/01/13	216,466
				1,896,295
	Financial Conglomerates (0.6%)
360	Chase Manhattan Corp.	6.00	02/15/09	388,696
105	Citicorp.	6.75	08/15/05	108,830
150	Citigroup Inc.	5.625	08/27/12	160,583
225	Citigroup Inc.	5.75	05/10/06	235,270
205	Citigroup Inc.	6.00	02/21/12	225,806

100	General Motors Acceptance Corp.	4.50	07/15/06	101,609
565	General Motors Acceptance Corp.	6.875	09/15/11	593,515
490	General Motors Acceptance Corp.	8.00	11/01/31	508,575
270	Prudential Holdings, LLC (Series B) (FSA) - 144A**	7.245	12/18/23	318,163
				2,641,047
	Food Retail (0.1%)
120	Albertson’s, Inc.	7.50	02/15/11	138,975
320	Kroger Co.	6.80	04/01/11	359,013
				497,988
	Food: Major Diversified (0.1%)
155	Kraft Foods Inc.	5.625	11/01/11	163,958
125	Kraft Foods Inc.	6.25	06/01/12	136,775
				300,733
	Forest Products (0.1%)
90	Weyerhaeuser Co.	6.00	08/01/06	94,636
290	Weyerhaeuser Co.	6.75	03/15/12	325,684
				420,320
	Gas Distributors (0.1%)
170	Consolidated Natural Gas Co.	6.25	11/01/11	185,756
62	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	7.628	09/15/06	64,998
135	Ras Laffan Liquid Natural Gas Co. Ltd. - 144A** (Qatar)	8.294	03/15/14	159,599
				410,353
	Home Furnishings (0.0%)
115	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	132,582

	Home Improvement Chains (0.0%)
70	Lowe’s Companies, Inc.	6.50	03/15/29	77,681

	Hotels/Resorts/Cruiselines (0.1%)
170	Hyatt Equities LLC - 144A**	6.875	06/15/07	181,504
315	Marriott International, Inc. (Series E)	7.00	01/15/08	344,334
				525,838
	Industrial Conglomerates (0.1%)
200	Honeywell International, Inc.	6.125	11/01/11	220,564
100	Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)	5.45	11/24/10	102,346

125	Hutchison Whampoa International Ltd. - 144A** (Virgin Islands)	6.50	02/13/13	131,911
				454,821
	Insurance Brokers/Services (0.1%)
500	Farmers Exchange Capital - 144A**	7.05	07/15/28	509,563

	Integrated Oil (0.1%)
165	Amerada Hess Corp.	7.875	10/01/29	191,368
25	Petro-Canada (Canada)	4.00	07/15/13	23,385
115	Petro-Canada (Canada)	5.35	07/15/33	105,745
				320,498
	Investment Banks/Brokers (0.1%)
115	Goldman Sachs Group Inc.	5.25	10/15/13	115,996
210	Goldman Sachs Group Inc.	6.60	01/15/12	234,864
185	Goldman Sachs Group Inc.	6.875	01/15/11	209,190
				560,050
	Major Banks (0.1%)
75	Bank of New York (The)	5.20	07/01/07	78,790
185	FleetBoston Financial Corp.	7.25	09/15/05	193,015
				271,805
	Major Telecommunications (0.3%)
235	Deutsche Telekom International Finance Corp. NV (Netherlands)	8.75	06/15/30	304,656
105	France Telecom S.A. (France)	9.50	03/01/31	139,622
520	GTE Corp.	6.94	04/15/28	561,474
60	Sprint Capital Corp.	8.75	03/15/32	76,380
130	Telecom Italia Capital SpA - 144A** (Italy)	4.00	11/15/08	130,854
				1,212,986
	Managed Health Care (0.2%)
380	Aetna, Inc.	7.875	03/01/11	449,114
105	Anthem Insurance Companies, Inc. - 144A**	9.125	04/01/10	130,057
150	Wellpoint Health Network, Inc.	6.375	06/15/06	158,276
				737,447
	Media Conglomerates (0.2%)
160	AOL Time Warner Inc.	7.625	04/15/31	184,725
330	News America Holdings, Inc.	7.30	04/30/28	373,787
105	Time Warner, Inc.	6.625	05/15/29	108,615

100	Time Warner, Inc.	7.70	05/01/32	116,642
				783,769
	Motor Vehicles (0.1%)
250	DaimlerChrysler North American Holdings Co.	8.50	01/18/31	306,504
190	Ford Motor Co.	7.45	07/16/31	186,833
				493,337
	Multi-Line Insurance (0.3%)
490	AIG Sun America Global Finance VI - 144A**	6.30	05/10/11	540,863
290	American General Finance Corp. (Series MTNF)	5.875	07/14/06	304,693
325	AXA Financial Inc.	6.50	04/01/08	357,035
25	Hartford Financial Services Group, Inc.	2.375	06/01/06	24,736
215	Nationwide Mutual Insurance Co. - 144A**	8.25	12/01/31	267,356
				1,494,683
	Oil & Gas Pipelines (0.0%)
60	Enterprise Products Operating L.P. - 144A**	5.60	10/15/14	60,571

	Oil & Gas Production (0.2%)
45	Kerr-McGee Corp.	5.875	09/15/06	47,148
80	Kerr-McGee Corp.	6.875	09/15/11	89,616
130	Nexen Inc. (Canada)	5.05	11/20/13	129,298
185	Pemex Project Funding Master Trust	7.375	12/15/14	202,112
40	Pemex Project Funding Master Trust	8.00	11/15/11	45,350
215	Pemex Project Funding Master Trust	8.625	02/01/22	244,992
110	Pemex Project Funding Master Trust	9.125	10/13/10	131,175
				889,691
	Other Metals/Minerals (0.1%)
230	Inco Ltd. (Canada)	7.20	09/15/32	263,216
75	Inco Ltd. (Canada)	7.75	05/15/12	88,496
				351,712
	Property - Casualty Insurers (0.1%)
300	Mantis Reef Ltd. - 144A** (Australia)	4.692	11/14/08	303,303

	Pulp & Paper (0.1%)
90	International Paper Co.	4.25	01/15/09	90,397
140	Sappi Papier Holding AG - 144A** (Austria)	6.75	06/15/12	153,845
				244,242

	Railroads (0.1%)
95	CSX Corp.	2.75	02/15/06	94,775
50	CSX Corp.	9.00	08/15/06	55,154
85	Norfolk Southern Corp.	7.35	05/15/07	93,036
100	Union Pacific Corp - 144A**	5.214	09/30/14	99,791
75	Union Pacific Corp.	6.65	01/15/11	83,471
60	Union Pacific Corp. (Series MTNE)	6.79	11/09/07	65,400
				491,627
	Real Estate Development (0.1%)
551	World Financial Properties - 144A**	6.91	09/01/13	615,030

	Real Estate Investment Trusts (0.1%)
260	EOP Operating LP	6.763	06/15/07	280,293
85	Rouse Co. (The)	3.625	03/15/09	79,442
40	Rouse Co. (The)	5.375	11/26/13	38,217
				397,952
	Savings Banks (0.2%)
170	Household Finance Corp.	4.125	12/15/08	172,103
160	Household Finance Corp.	5.875	02/01/09	172,642
75	Household Finance Corp.	6.375	10/15/11	82,783
100	Household Finance Corp.	6.40	06/17/08	109,203
115	Household Finance Corp.	6.75	05/15/11	129,614
165	Washington Mutual Bank	5.50	01/15/13	171,259
65	Washington Mutual Inc.	8.25	04/01/10	77,015
				914,619
	Tobacco (0.1%)
120	Altria Group, Inc.	7.00	11/04/13	125,414
175	Altria Group, Inc.	7.75	01/15/27	185,355
				310,769
	Trucks/Construction/Farm Machinery (0.1%)
270	Caterpillar Financial Services Corp.	1.80	08/20/07	269,900

	Wireless Telecommunications (0.0%)
105	AT&T Wireless Services, Inc.	8.75	03/01/31	138,285

	Total Corporate Bonds (Cost $24,648,000)				25,863,422

	U.S. Government Obligations (16.6%)

2,000	U.S. Treasury Bond	6.125	08/15/29		2,331,486
2,700	U.S. Treasury Bond	8.125	08/15/19		3,697,207
3,100	U.S. Treasury Bond	8.125	08/15/21		4,300,283
5,750	U.S. Treasury Note	3.50	11/15/06		5,852,649
38,000	U.S. Treasury Note	3.625	05/15/13		37,082,680
5,100	U.S. Treasury Note	3.875	02/15/13		5,069,721
1,200	U.S. Treasury Note	6.50	02/15/10		1,377,282
2,900	U.S. Treasury Note	6.625	05/15/07		3,180,824
3,000	U.S. Treasury Note	6.75	05/15/05		3,086,955
2,950	U.S. Treasury Note	7.875	11/15/04		2,973,048
3,435	U.S. Treasury Strip	0.00	02/15/25		1,192,780
3,500	U.S. Treasury Strip	0.00	02/15/25		1,220,188

	Total U.S. Government Obligations (Cost $70,171,151)				71,365,103

	U.S. Government Agency Mortgage Backed Securities (4.6%)
	Federal Home Loan Mortgage Corp. Gold
29		6.50	05/01/29-12/01/31		31,051
153		7.50	08/01/32		163,736
425		8.00	01/01/30-11/01/30		462,075
	Federal Home Loan Mortgage Corp.
790		5.125	11/07/13		793,519
750		6.50		††	786,797
269		7.50	01/01/30-04/01/31		288,751
	Federal National Mortgage Assoc.
4,380	(DD)	4.25	05/15/09		4,473,206
6,700		6.50		††	7,013,094
5		6.50	11/01/29		5,621

150		7.00		††	159,047
1,403		7.00	10/01/27-01/01/33		1,488,681
650		7.50		††	695,906
1,276		7.50	10/01/29-03/01/32		1,367,798
1,911		8.00	11/01/29-01/01/31		2,078,619
	Total U.S. Government Agency Mortgage Backed Securities (Cost $19,683,805)				19,807,901

	Asset-Backed Securities (1.7%)
	Finance/Rental/Leasing
500	American Express Credit Account Master Trust 2002-3 A	1.87	12/15/09		501,462
700	American Express Credit Account Master Trust 2001-2 A	5.53	10/15/08		728,707
336	Asset Backed Funding Certificates 2004-HE1 A1	1.97	07/25/34		336,524
385	Capital Auto Receivables Asset Trust 2003-2 A3A	1.44	02/15/07		383,456
350	Capital Auto Receivables Asset Trust 2003-3 A3B	1.84	01/15/08		350,478
915	Chase Credit Card Master Trust 2001-4 A	5.50	11/17/08		957,016
600	Citibank Credit Card Issuance Trust 2001-A1 A1	6.90	10/15/07		627,188
500	Citibank Credit Card Issuance Trust 2202-A2 A2	1.741	02/15/07		500,256
400	GE Capital Credit Card Master Note Trust 2004-2 A	1.899	09/15/10		400,000
350	GE Dealer Floorplan Master Note Trust 2004-1 A	1.861	07/20/08		350,000
395	Residential Asset Securities Corp. 2004-KSB AI1	1.80	10/25/22		395,218
350	SLM Student Loan Trust 2004-6 A2	1.697	01/25/13		350,951
650	SLM Student Loan Trust 2004-9 A2	2.00	10/25/12		650,000
125	TXU Electric Delivery Transition Bond Company LLC 2004-1 A2	4.81	11/15/12		129,169
400	Wachovia Auto Owner Trust 2004-B A2	2.40	05/21/07		399,926

	Total Asset-Backed Securities (Cost $6,982,534)				7,060,351

	Foreign Government Obligations (0.2%)
345	United Mexican States (Mexico)	8.00	09/24/22		389,850
300	United Mexican States (Mexico)	8.30	08/15/31		342,000
105	United Mexican States (Mexico)	8.375	01/14/11		123,375

	Total Foreign Government Obligations (Cost $806,319)				855,225

	Short-Term Investments (a) (2.7%)
	U.S. Government Agency & Obligations
11,100	Federal Home Loan Banks	1.65	10/01/04		11,100,000

100	U.S. Treasury Bill †	1.64	01/13/05	99,525
150	U.S. Treasury Bill †	1.895	03/24/05	148,626

	Total Short-Term Investments (Cost $11,348,151)			11,348,151

	Total Investments (Cost $378,962,266) (b) (c)		102.7%	440,324,983

	Liabilities in Excess of Other Assets		(2.7)	(11,513,719)

	Net Assets		100.0%	$428,811,264

ADR	American Depository Receipt.
FSA	Financial Security Assurance Inc.
*	Non-income producing security.
**	Resale is restricted to qualified institutional investors.
†	All or a portion of this security has been physically segregated in connection with open futures contracts in an amount equal to $248,151.
††

Security was purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and maturity date will be determined upon settlement.

DD	Security purchased on a delayed delivery basis.
(a)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)	Securities have been designated as collateral in an amount equal to $22,438,922 in connection with securities purchased on a forward commitment basis and open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $71,986,353 and the aggregate gross unrealized depreciation is $10,623,636, resulting in net unrealized appreciation of $61,362,717,

FUTURES CONTRACTS OPEN AT SEPTEMBER 30, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH, AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
28	Short	U.S. Treasury Notes 5 year December 2004
			$(3,101,000)	$(6,751)
52	Short	U.S. Treasury Notes 10 year December 2004	(5,856,500)	(69,432)

2	Short	U.S. Treasury Bond 20 year December 2004	(224,438)	806

		Net unrealized depreciation		$(75,377)

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Variable Investment Series

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2004

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